N-2 - USD ($)		Mar. 17, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017 [4]
Cover [Abstract]
Entity Central Index Key		0001658645
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-232385
Investment Company Act File Number		811-23120
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		7
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		17
Entity Registrant Name		STONE RIDGE TRUST V
Entity Address, Address Line One		ONE VANDERBILT AVENUE
Entity Address, Address Line Two		65TH FLOOR
Entity Address, City or Town		NEW YORK
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		855
Local Phone Number		609-3680
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Mar. 18, 2025
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses

(as a percentage of net assets attributable to the Shares)

Management Fees	1.50%

Interest Payments on Borrowed Funds (1)	2.73%

Distribution and/or Service Fees (2)	0.12%

Other Expenses
Loan Servicing Fees	1.52%
Recoupment	0.00%

All Other Expenses	0.55%

Total Other Expenses	2.07%

Total Annual Fund Operating Expenses	6.42%

(Fee Waiver and/or Expense Reimbursement) (3)	0.00%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	6.42%

(1)
Reflects interest expenses paid on borrowings and the Fund’s use of leverage in the form of reverse repurchase agreements. “Interest Payments on Borrowed Funds” are based on actual amounts incurred during the Fund’s prior fiscal year and are annualized.

(2)
Distribution and/or Services Fees include a 0.05% fee paid pursuant to a distribution and servicing plan adopted by the Fund, a 0.05% fee paid pursuant to a services agreement between the Fund and the Adviser and 0.02% of intermediary fees borne by the Fund. See “Intermediary and Servicing Arrangements.”

(3)
The Fund is responsible for its operating expenses, including its organization expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, from January 28, 2025 through March 18, 2026, the Adviser has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, to 2.30% of the average daily net assets of the Fund. The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment;
provided
, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.

Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[1]	2.73%
Distribution/Servicing Fees [Percent]	[2]	0.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		1.52%
Other Annual Expense 2 [Percent]		0.00%
Other Annual Expense 3 [Percent]		0.55%
Other Annual Expenses [Percent]		2.07%
Total Annual Expenses [Percent]		6.42%
Waivers and Reimbursements of Fees [Percent]	[3]	0.00%
Net Expense over Assets [Percent]		6.42%
Expense Example [Table Text Block]
Example.
The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs to you associated with repurchases of your Shares, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV and that the Fund’s operating expenses (as described above) remain the same, except to reduce annual expenses upon completion of organization and offering expenses, and takes into account the effect of the fee waiver and/or expense reimbursement (if any) during the first year. The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$189	$310	$598

Expense Example, Year 01		$ 64
Expense Example, Years 1 to 3		189
Expense Example, Years 1 to 5		310
Expense Example, Years 1 to 10		$ 598
Purpose of Fee Table , Note [Text Block]		The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund.
Financial Highlights [Abstract]
Senior Securities Amount				$ 581,000,000	$ 675,000,000	$ 880,000,000	$ 645,000,000	$ 650,047,000	$ 1,130,000,000	$ 1,390,000,000	$ 1,170,000,000	$ 720,000,000
Senior Securities Coverage per Unit	[5]			$ 4,129	$ 3,807	$ 3,474	$ 4,580	$ 4,525	$ 3,675	$ 3,635	$ 3,707	$ 3,781
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND RISKS
When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund invests indirectly by investing in derivatives or through its wholly-owned and controlled subsidiaries (each, a “Subsidiary”). The Fund may be exposed to the different types of investments described below through its investments in its Subsidiaries. The allocation of the Fund’s portfolio in a Subsidiary will vary over time and might not always include all of the different types of investments described herein.
Investment Objective
The Fund’s investment objective is to achieve total return and current income. There can be no assurance that the Fund will achieve its investment objective.
Principal Investment Policies
Stone Ridge believes that investing should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns: the “credit risk premium” in certain loans and other investments described below. The “credit risk premium” is positive if interest and other payments paid in connection with a pool of such investments (including amounts paid to the Fund in connection with the sale of such investments), minus the principal losses actually experienced across that pool, exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high-quality, short-term government debt securities. There can be no assurance that the credit risk premium will be positive for the Fund’s investments at any time or on average and over time. For example, a consumer or small business borrower typically pays a premium (interest) to a lender in exchange for use of the lender’s capital (the amount of the borrowing) for a pre-determined
amount of time. On average and over time, if payments of interest and repayments of principal on such borrowings are greater than losses incurred from defaults, the excess positive return above the risk-free rate represents the credit risk premium. By investing in these loans and other investments, the Fund is accepting the risk that some borrowers will not repay their loans, in exchange for the expected returns associated with the receipt of interest payments and repayment of principal by those that do. The Fund seeks to benefit over the long term from the difference between the amount of interest and principal received and losses experienced.
The Adviser does not purchase or sell investments for the Fund’s portfolio based on an analysis of specific borrowers’ abilities to repay their loans or other criteria specific to individual investments. Instead, the Adviser seeks to identify alternative lending platforms that originate or source pools of loans and other securities on an ongoing basis that can be purchased by the Fund and serve as part of a portfolio that provides the Fund with broad exposure to the risk and return characteristics (and potential credit risk premium) of loans from a variety of geographic regions and representing a variety of different borrower types for a variety of purposes, including:

•	individual consumers consolidating existing debt or funding large purchases;

•	small or medium-sized businesses funding working capital such as property, plant, equipment, expansion, receivables or inventory;

•	students financing education or refinancing existing student loans; and

•	individuals or businesses financing investments in real estate.
The Fund pursues its investment objective primarily by buying and selling alternative lending-related securities, directly or through its wholly-owned and controlled subsidiaries (each, a “Subsidiary”) formed by the Fund. The Fund and its Subsidiaries intend to obtain financing to make investments and/or to fund Share repurchases through traditional financing facilities, through reverse repurchase agreements or other similar derivatives transactions or through a mix of the foregoing.
As described in more detail below, an “alternative lending platform” is a lending marketplace or lender or other intermediary that is not a traditional lender. The Adviser, as part of its portfolio construction process, performs diligence on the platforms from which the Fund purchases alternative lending-related securities in order to evaluate both the process by which each platform extends or sources loans and provides related services and the characteristics of the overall portfolio of loans made available through that platform. The Adviser’s diligence process includes on-site
in-person
meetings, supplemented by telephonic meetings, with the senior management and with the credit underwriting, operations, technology, legal and compliance teams of the platform; evaluation of the platform’s credit underwriting policies, procedures and models; evaluation of the platform’s collections, operations, technology, legal and compliance personnel, infrastructure, and procedures; and analysis of a “loan tape” that includes loan underwriting data and actual payment experience for all individual loans made or sourced by the platform since inception that are comparable to the loans proposed to be purchased by the Fund. The Fund generally purchases a portfolio of loans from a particular platform that meet certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrower) and that provide broad exposure to the loan originations or sourcing of that particular platform. When investing in whole loans, the Fund invests solely in loans originated by platforms that provide the Fund with a written commitment to deliver or cause to be delivered individual loan-level data on an ongoing basis throughout the life of each individual loan that is updated periodically as often as the NAV is calculated to reflect new information regarding the borrower or loan, and the Fund does not invest in loans sold on platforms for which the Fund cannot evaluate to its satisfaction the completeness and accuracy of the individual loan data relevant to the existence and valuation of the loans purchased that is provided by the platform and used by the Fund in accounting for loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. The Fund generally does not have access to personally identifiable information about the individual borrowers (e.g., names or similar identifying information) prior to purchasing loans or other alternative lending-related securities, although the Fund’s custodian has this information for whole loans owned by the Fund (and the Fund and the Adviser have established procedures with the Fund’s custodian designed to prevent the inadvertent communication of personally identifiable borrower information by the Fund’s custodian to the Fund or the Adviser). The Fund monitors the characteristics of the alternative lending-related securities purchased from particular platforms on an ongoing basis. In this way, the Adviser seeks to construct a portfolio that provides broad, representative investment exposure across the alternative lending asset class.
In addition to originating or sourcing loans, some alternative lending platforms also sponsor special purpose entities, sometimes referred to as securitization vehicles, for the purpose of acquiring loans originated or sourced by such platform and issuing securities the payments on which are funded by payments received on such securitization vehicles’ underlying investments. The Fund seeks to sell certain of the whole loans it acquires by pooling them and selling them to such securitization vehicles, whether sponsored by the platforms themselves or by third parties, in cases where the Fund determines that such sales are on terms favorable to the Fund. The Fund expects that many or most alternative lending platforms will eventually begin to sponsor such securitization vehicles, and the volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.
Alternative lending-related securities typically provide the Fund with exposure to loans originated or sourced by alternative lending platforms. The Fund invests primarily in whole loans, but also may invest, to a lesser extent, in other types of alternative lending-related securities, which include:

•
shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public U.S. platforms, which we refer to as “fractional loans” herein);

•
direct participations in whole loans originated by alternative lending platforms (which we refer to as “loan participations”), which are typically issued by the originator, a bank or other financial institution;

•
securities issued by special purpose entities that hold either of the foregoing types of alternative lending-related securities (“asset-backed securities”), including pass through certificates and securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”);

•	equity or debt securities (publicly or privately offered), including warrants, of alternative lending platforms or companies that own or operate alternative lending platforms; and

•	derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly in alternative lending-related securities. As a matter of fundamental policy, the Fund concentrates its investments in the alternative lending industry and has adopted a policy to invest, directly or indirectly, at least 25% of its total assets in the alternative lending industry. The notional value of any derivatives and other synthetic instruments that provide investment exposure to, or exposure to one or more of the market risk factors associated with, the investment focus that the Fund’s name suggests will count towards compliance with the Fund’s 80% test.
The Fund has adopted the following investment restrictions as fundamental policies that can only be changed with the approval of the holders of a majority of the Fund’s outstanding voting securities (the “Fundamental Investment Restrictions”):

•	The Fund may not invest in loans that are of subprime quality at the time of investment.

•	The Fund may not purchase loans or other alternative lending-related securities from platforms whose business consists primarily of originating loans of subprime quality.

•	The Fund may not purchase loans or other alternative lending-related securities originated in emerging markets.

•	The Fund may not purchase loans or other alternative lending-related securities from platforms whose financial statements are not audited by a nationally recognized accounting firm.
In accordance with the Fund’s Fundamental Investment Restrictions, the Adviser will determine whether loans offered to the Fund are of subprime quality at the time of investment pursuant to guidelines approved by the Board from time to time. These guidelines currently provide that in order to be eligible for purchase by the Fund, the Adviser must determine that loans have a likelihood of repayment that is greater than that of “subprime” consumer loans. “Subprime” does not have a specific legal or market definition, but is understood in the credit marketplace to signify that a loan has a material likelihood that it will not be repaid. The Adviser will make the determination that loans purchased by the Fund are not of subprime quality based on the Adviser’s due diligence of the credit underwriting policies of the originating or sourcing platform, which look to a number of borrower-specific factors to determine a borrower’s ability to repay a particular loan, including employment status, income, assets, education and credit bureau data where available. Credit bureau data is only one factor considered in determining the credit quality of a borrower and a loan. However, when credit score data is available from a platform with respect to a borrower, the Adviser’s guidelines do not allow the Adviser to cause the Fund to purchase any consumer loan to an individual who does not have at least one credit score that is, either at the time of origination or the time of purchase, equal to or above a specified minimum.
Alternative lending, which is sometimes referred to as fintech lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money. In so doing, a platform may either rely on its own deposit capital or may utilize third-party sources of capital, including investors like the Fund, to fund loans. It is considered an alternative to more traditional loan financing done through a traditional bank.
There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized
businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income
ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Some platforms follow the peer-to-peer
model, posting the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers and the credit rating assigned by the platform. Other platforms sell loans directly to large institutional investors, like the Fund. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves.
Other alternative lending platforms are
non-traditional
intermediaries. Unlike marketplace lenders,
non-traditional
intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits).
When investing in loans originated or sourced using any of these models of alternative lending, some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Fund’s alternative lending-related investments.
Whole Loans
.
The Fund primarily buys and sells whole loans. When the Fund invests in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Fund may invest may be secured or unsecured.
Loan Participations
.
The Fund invests in participation interests in whole loans, which are typically originated by an alternative lending platform, sometimes in partnership with a bank or other financial institution. When the Fund invests in participation interests, the Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originator retains the legal title to such loans. As with the Fund’s investments in whole loans, the alternative lending platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Fund may receive payments of principal and interest as passed through by the bank or other financial institution originating the whole loans and issuing the participation interests. The participation interests in which the Fund invests may be in whole loans that are secured or unsecured.
Pass-Through Certificates
.
The Fund invests in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.
Other Asset-Backed Securities
. The Fund invests in, and sells certain of its alternative lending-related investments to, securitization vehicles formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.
Shares, Certificates, Notes or Other Securities
.
The Fund may also invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such securities on its books and issue to the Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.
Equity Securities
.
The Fund may invest in public or private equity securities issued by alternative lending platforms or companies that own or operate alternative lending platforms, including common stock, preferred stock, convertible stock and/or warrants. For example, the Fund may invest in securities issued by a platform, which may provide the platform with the capital it requires to support its business. Equity investments may afford the Fund voting rights as well as the opportunity to receive dividends and/or capital appreciation, although warrants, which are options to purchase equity securities at specific prices valid for a specific period of time, typically have no voting rights, receive no dividends and have no rights with respect to the securities of the issuer unless and until they are exercised for the underlying equity securities. The Fund may also invest in equity securities of both
non-U.S.
and U.S. small and
mid-cap
companies. These equity investments may take any of the following forms:

•
Common Stock
.
Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure

•
Preferred Stocks
.
Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative,
participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline.

•
Rights and Warrants
. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their values do not necessarily move parallel to the values of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

•
Convertible Securities
. Convertible securities are debt securities or preferred stock that may be converted in whole or in part into common stock or other equity securities. Their prices do not necessarily move parallel to the prices of the underlying securities. Convertible securities generally have no voting rights. The value of a convertible security is a function of its “bond value,” which is the value of the debt or preferred stock component of the security, and its “conversion value,” which is the value of the right to convert the securities into common stock or other equity securities. The bond value will likely increase when interest rates fall and decrease when interest rates rise, and the conversion value will likely increase when the value of the underlying equity security increases and decrease when the value of the underlying equity security decreases. If the bond value is relatively high compared to the conversion value, the security will behave more like a debt security, and if the conversion value is relatively high compared to the bond value, the security will behave more like an equity security.

Other factors can affect a particular equity security’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
Debt Securities
. The Fund may invest in debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or
non-U.S.
issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Fund has no limits as to the maturity of debt securities in which it invests. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers.

The Fund may also pursue its investment objective by investing in equity or debt securities issued by REITs or pooled investment vehicles that invest in REITs. REITs are pooled real estate investment vehicles that own, and typically operate, certain qualified real estate and real estate-related assets. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs and pooled investment vehicles that invest in REITs may be subject to management fees and other expenses, and so the Fund will bear its proportionate share of the costs of the REITs’ and/or vehicles’ operations if it invests in REITs or vehicles subject to such fees and expenses. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Fund may invest in both exchange-traded and privately-traded REITs.
The Fund generally invests in equity REITs, which invest in and own real estate directly, and generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs may invest include land, office, retail, industrial, hotel and apartment buildings, single or multifamily homes, self-storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Equity REITs may also invest in non-income-producing
properties or real estate-related assets.
An equity investment in a REIT may afford the Fund voting rights as well as the opportunity to receive dividends and/or capital appreciation. The Fund may invest in warrants issued by REITs, which are options to purchase equity securities at specific prices valid for a specific period of time; such investments typically have no voting rights, receive no dividends and have no rights with respect to the securities of the issuer unless and until they are exercised for the underlying equity securities. Debt securities of REITs may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality. The Fund has no limits as to the maturity of debt securities in which it invests. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers.
Additional Information About the Fund’s Principal Investment Strategies
The Fund may gain exposure to loans that are unsecured, secured by a perfected security interest in an enterprise or specific assets of an enterprise or individual borrower or in real estate, and/or supported by a personal guarantee by individuals related to the borrower. The loans to which the Fund gains exposure may pay fixed or variable rates of interest, may have a variety of amortization schedules
~~,~~
and may include borrowings that do not require amortization payments (i.e., are interest-only). The loans to which the Fund gains exposure may have a term ranging from less than one year to thirty years or longer, and in some cases may not require any payments to be made to the Fund until the end of the term. The terms of any loan to which the Fund gains exposure, including the interest rate, timing of payments or the overall amount to be repaid, may be modified in the discretion of the loan servicer or by operation of federal, state or local law or regulation in order to provide relief to borrowers, particularly during economic downturns or periods of market volatility, which could adversely affect Fund performance. The Fund may invest in loans at or shortly following origination or sourcing, or may purchase loans in the secondary market after origination or sourcing. This universe of investments is subject to change under varying market conditions and as alternative lending-related instruments and markets evolve over time.
The Fund may seek to hedge its exposure to foreign exchange or interest rate risks that arise as a result of its investments. The Fund may use forwards, futures, swaps or other exchange-traded or over-the-counter
(“OTC”) derivatives or may purchase or sell physical currency, bonds or other securities or instruments, including short sales on assets the Fund does not own, which may require the Fund to pay a premium to borrow the assets sold short and to pay the lender any dividends or interest received on the assets while borrowed. There can be no guarantee the Fund’s hedging activities will effectively offset any adverse impact of foreign exchange or interest rates.

In implementing the Fund’s investment strategy, the Adviser has broad discretion to invest in alternative lending-related securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the U.S.), subject to the Fundamental Investment Restrictions, which prohibit the Fund from investing in loans of subprime quality or loans originated in emerging markets. The Adviser seeks to invest in alternative lending-related securities through platforms that operate in (and that originate or source loans to borrowers located in) the U.S., Europe, Australia and New Zealand, and may in the future seek to gain exposure to other geographic regions, other than emerging markets. Within each region and borrower type, the Adviser has broad discretion to make investments that provide the Fund with a variety of exposures, including to borrower creditworthiness, lines of business and loan purpose. Subject to any restrictions under applicable law (including diversification requirements under U.S. federal income tax law applicable to regulated investment companies), the Fund is not restricted in its exposure to any particular borrower creditworthiness, line of business, loan purpose, term or form of security or guarantee or any other loan terms or characteristics, except as provided in the Fundamental Investment Restrictions. With the exception of certain asset diversification tests under the Code, there is no stated limit on the percentage of assets the Fund can invest in a particular investment or the percentage of assets the Fund will allocate to any one investment type, borrower type, loan purpose, geographic region, borrower creditworthiness, term or form of security or guarantee permitted by the Fundamental Investment Restrictions. The Fund may, at times, focus its investments in instruments meeting one or more of these criteria. Subject to the limitations described above, the Fund may also invest in loans or other investments that are not originated or sourced by alternative lending platforms but that the Adviser believes have investment characteristics similar to alternative lending-related securities in which the Fund invests.
The Fund makes investments through its Subsidiaries. Each Subsidiary may invest, for example, in whole loans or in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans, or any other security or other instrument that the Fund may hold directly. References herein to the Fund include references to a Subsidiary in respect of the Fund’s investment exposure.
The Fund may invest in derivatives that provide exposure to any of the investments the Fund may make directly, including the derivatives described below.
Swaps Generally
.
In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Total Return Swaps.
 In a total return swap, one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset
reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.
All or substantially all of the securities in which the Fund invests are “restricted” securities, which means that they are only eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the 1933 Act, and/or subject to contractual restrictions on transfer. Thus, there is generally a limited secondary market available for many of the securities in which the Fund invests. As described above, the Fund seeks to sell certain of its investments to securitization vehicles, and, to the extent a more active secondary market develops over time, the Fund expects to selectively purchase or sell certain investments in executing its investment strategy. Otherwise, the Fund generally holds its investments to maturity.
Borrowing and Leverage.
The Fund and its Subsidiaries have obtained and expect in the future to obtain financing to make investments and/or to fund Share repurchases. The Fund and its Subsidiaries intend to obtain leverage through traditional financing facilities, through reverse repurchase agreements or other similar derivatives transactions or through a mix of the foregoing. Such borrowings are typically secured by investments held by the Fund or such Subsidiary. The Fund and its Subsidiaries also may obtain leverage through derivative instruments that afford the Fund economic leverage or other investments, such as asset-backed securities, that may have embedded leverage. The Fund is not limited in the form or manner in which it may incur leverage.
The 1940 Act requires a
closed-end
fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities. This means that the value of the Fund’s senior securities representing indebtedness may not exceed one-third
of the value of its total assets (including such senior securities), measured at the time the Fund issues the senior securities. The 1940 Act also requires the Fund to provide for a prohibition on the declaration of cash distributions or repurchases of Shares unless any senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
Additionally, Rule
18f-4
provides certain limits on a registered investment company’s use of derivatives and certain related instruments to obtain leverage. As required by Rule
18f-4,
the Fund’s derivatives exposure (including its use of reverse repurchase agreements, which the Fund will elect to treat as derivatives under
Rule 18f-4)
will be limited through a
value-at-risk
(“VaR”) test. Very generally, VaR is an estimate of an instrument’s or portfolio’s losses over a given time horizon at a specified confidence level. Under Rule
18f-4,
the Fund will be required to limit the VaR of the Fund’s portfolio to less than 200% of the VaR of a “designated reference portfolio,” which is, in general, either an unleveraged index approved by the Fund’s derivatives risk manager or the Fund’s own portfolio of securities or other investments, excluding any derivatives transaction. This limitation is referred to in Rule
18f-4
as the “relative VaR test.” If the Fund’s derivatives risk manager reasonably determines that there is no designated reference portfolio that would provide an appropriate reference portfolio for the purposes of Rule
18f-4,
then instead of the relative VaR test, the Fund will be required to limit the VaR of the Fund’s portfolio to less than 20% of the value of the Fund’s net assets, which is referred to as the “absolute VaR test.” The Fund expects that its use of reverse repurchase agreements and other similar derivatives transactions to obtain leverage, under either the relative VaR test or the absolute VaR test, will enable the Fund to obtain substantially more leverage than would be possible if the Fund obtained leverage only through senior securities subject to the 300% asset coverage requirement.
Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s NAV. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded to the extent that the Fund is exposed to leverage.
Reverse Repurchase Agreements
.
 The Fund obtains leverage through reverse repurchase agreements. The Fund enters into reverse repurchase agreements with banks and brokers, pursuant to which the Fund sells securities to the banks or brokers and concurrently agrees to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. The Fund will also be subject to counterparty risk with respect to the purchaser of the securities.
In connection with reverse repurchase agreements, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right may be restricted. For example, if the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g.
,
a buyer may only be willing to pay $95 for a security with a market value of $100). Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
Changes to the Fund’s Investment Policies
.
The Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in alternative lending-related securities may be changed by the Board upon at least 60 days prior written notice to shareholders.
Temporary Defensive Positions
.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.
Subsidiaries
.
The Fund executes its strategy by investing directly or through its Subsidiaries in alternative lending-related securities. The Fund does not currently intend to sell or transfer all or any portion of its ownership interest in a Subsidiary. The Fund reserves the right to establish additional Subsidiaries through which the Fund may execute its strategy.
Portfolio Turnover
.
The Fund’s portfolio turnover rate for the fiscal year ended February 29, 2024 was 53.07%. A high turnover rate (100% or more) generally involves greater expenses to the Fund.

Risk Factors [Table Text Block]
RISK CONSIDERATIONS
You should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, you should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.
The Fund is subject to the principal risks described below, whether through the Fund’s direct investments, investments by its Subsidiaries or derivatives positions or other investments. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Default Risk.
The value of the Fund’s investments in whole loans and other alternative lending-related securities, such as shares, certificates, notes or other securities representing an interest in and the right to receive principal and interest payments due on whole loans or fractions of whole loans, is dependent on the borrowers’ continued and timely payments. The Fund receives payments on such investments only if the party servicing the loans receives the borrowers’ payments on the corresponding or underlying loans and passes such payments through to the Fund. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans will be made.
If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower. If the Fund were unable to recover unpaid principal or interest due, this would cause the Fund’s NAV to decrease. As described further under “— Risk of Unsecured Loans,” the Fund generally will not be able to offset losses on defaulting loans by looking to collateral or obligations of guarantors, insurers or governmental authorities, as many of the loans to which the Fund has exposure are obligations not secured by collateral or (except for certain loans to businesses) backed by any guarantee. In certain cases, after the loan has matured, the servicing party may have no obligation to make late payments to investors in such loan and, to the extent that the servicing party receives any funds from defaulting borrowers, the servicing party may retain those funds to cover attorneys’ fees, collection fees or other costs incurred in pursuing collection, which will diminish or eliminate the amount that the servicing party would otherwise pass on to the investor.
Borrowings obtained through alternative lending platforms may not limit borrowers from incurring additional debt. If a borrower incurs additional debt obligations after obtaining a loan, the borrower’s creditworthiness may diminish and any additional obligations could cause the borrower to experience financial distress, insolvency or bankruptcy, all of which would impair the borrower’s ability to repay the loan underlying the Fund’s investment. Under certain circumstances, payments to the Fund may be reclaimed in a bankruptcy proceeding if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment, which will result in losses to the Fund. If the additional debt obligation of the borrower is secured by collateral and the loan to which the Fund is exposed is unsecured, the borrower may be motivated to repay the secured loan before meeting its obligations under the unsecured loan.
Furthermore, the ability of secured creditors to pursue remedies against the collateral of the borrower may impair the borrower’s ability to repay its unsecured loan, or it may impair the platform’s or servicer’s ability to collect on the loan upon default. The loans in which the Fund invests generally do not include any cross-default provisions. Cross-default provisions render a default on one outstanding debt obligation an automatic default on another debt obligation of the borrower, which permits creditors to react more quickly to take steps to protect their interests. In contrast, the loans in which the Fund invests typically will be placed in default or referred to collection only if there are independent defaults on such loans, irrespective of whether the borrower has defaulted on a different debt obligation. Not only will the Fund not benefit from such protective provisions, the Fund also generally will not be made aware of any additional debt incurred by a borrower or whether such debt is secured or unsecured.
Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of various currencies, energy or gasoline prices, changes in consumer spending, the number of bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s circumstances, the stigma of bankruptcy, decreases in the value of the underlying collateral of any secured loans and other factors. For example, see “— Risks Relating to Collateral or Guarantees.” In addition, the
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, loan repayment and default rates. See “— Epidemic and Pandemic Risk.”

The default history for alternative lending borrowing arrangements is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. As described further under “— Credit/Counterparty Risk,” the credit profile and interest rates available to certain borrowers who seek credit through alternative lending platforms may result in a higher rate of default for alternative lending-related securities as compared with the debt instruments associated with more traditional lending models, such as banks, although pursuant to the Fundamental Investment Restrictions, the Fund may not invest in loans that are of subprime quality at the time of investment. If the impact of defaults on loans to which the Fund has exposure exceeds the profits on non-defaulting
loans, the Fund will be unable to achieve its investment objective.
The Fund’s investments in equity securities issued by alternative lending platforms themselves (or their affiliates) or REITs are also subject to the risk of loss. If a platform or other issuer defaults on its outstanding obligations, the Fund’s equity interest in such issuer may be diminished or extinguished and the Fund can expect to realize on any such investments only to the extent that the issuer’s creditors are made whole and the issuer still has residual profits that would benefit equity holders.
Loan Modification Risk.
At any time, and particularly during economic downturns or periods of market volatility, the terms of any loan to which the Fund gains exposure, including the interest rate, timing of payments or the overall amount to be repaid, may be modified in the discretion of the loan servicer or by operation of federal, state or local law or regulation in order to provide relief to borrowers experiencing financial hardship. Any such loan modification or forbearance may result in less favorable terms for the Fund and could adversely affect Fund performance by, among other things, postponing the receipt of payments by the Fund or reducing the overall amount to be repaid by the borrower. The servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower, and the Fund will typically have no ability to set the terms of any loan modification or forbearance or to influence the decision of the servicing entity.
Risk of Unsecured Loans.
Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. The Fund typically does not know the identity of borrowers and contracts with the platforms or third-party loan servicers to service the loans and, therefore, does not expect to (and in many cases will have no way to) pursue borrowers that fail to repay principal or interest. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending platform and the right to receive principal and interest payments due on whole loans or fractions of whole loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.
Risks Relating to Collateral or Guarantees.
Even if a loan to which the Fund is exposed is secured, there can be no assurance that the collateral will, if or when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan. In some cases, borrowers of secured loans may be required to provide more collateral (or margin) when the value of the collateral falls below the loan’s margin requirements. In such cases, the platform or loan servicer will issue a margin call requiring the borrower to deposit additional cash or acceptable collateral. If the borrower fails to meet the margin call within the allotted time or, in the case of a secured loan that provides that the loan servicer may liquidate a portion of the collateral on deposit to cover the outstanding principal on the loan if the value of the collateral declines beyond a specified threshold, the platform or loan servicer may close out all or a portion of the borrower’s loan by liquidating all or a portion of the collateral on deposit. If the platform or loan servicer is unable to liquidate the collateral (timely or at all) or is forced to liquidate the collateral at a disadvantageous time or price or if the value of the proceeds from the liquidation of the collateral are less than the amounts owed under the secured loans, the value of the loan will be adversely affected. In purchasing secured loans, the Fund is not limited to any particular form of collateral and platforms may accept forms of collateral such as equity securities, shares of exchange-traded funds or bitcoin that may fluctuate substantially in value due to market conditions, which could adversely affect the value of the collateral, and, in turn, result in losses to the Fund. In addition, loans purchased through platforms that accept a single type of collateral for all loans could experience losses simultaneously. As described further under “ — Platform Risk,” the Fund is also subject to the risk that a platform or loan servicer will fail to sufficiently value collateral, issue margin calls, close out a loan by liquidating all or a portion of a borrower’s collateral or otherwise administer a loan’s margin requirements timely or at all, in which case a loan to which the Fund has exposure may be adversely impacted.
It is possible that the same collateral could secure multiple loans, in which case the liquidation proceeds of the collateral may be insufficient to cover the payments due on all the loans secured by that collateral. There can be no guarantee that the collateral can be liquidated at the value the Fund believes the collateral is worth or at all, and any costs associated with such liquidation could reduce or eliminate the amount of funds otherwise available to offset the payments due under the loan. As described further under “— Default Risk” and “— Risk of Unsecured Loans,” the Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect. To the extent that the loan obligations in which the Fund invests are guaranteed by a third party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower default on its payments. As described under “— Default Risk,” the Fund could suffer delays or limitations on its ability to realize the benefits of the collateral to the extent the borrower becomes bankrupt or insolvent. Moreover, the Fund’s security interests may be unperfected for a variety of reasons, including the failure to make a required filing by the servicer and, as a result, the Fund may not have priority over other creditors as it expected.
Borrowing and Leverage Risk.
The Fund and its Subsidiaries have obtained and expect in the future to obtain financing to make investments and/or to fund Share repurchases. The Fund and its Subsidiaries intend to obtain through traditional financing facilities, through reverse repurchase agreements or other similar derivatives transactions or through a mix of the foregoing. Such borrowings are typically secured by investments held by the Fund or such Subsidiary. The Fund also may obtain leverage through derivative instruments that afford the Fund economic leverage or other investments, such as asset-backed securities, that may have embedded leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. For example, if the Fund obtains structural leverage through its Subsidiaries that finance their investments in alternative lending-related securities, a decrease in the value of those securities will negatively impact the Fund’s NAV to a greater extent than if the Fund had not used leverage. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to comply with the requirements of Rule
18f-4.
In addition, the Fund’s interests in Subsidiaries that have entered into borrowing arrangements typically will rank after such borrowings and if the Subsidiaries’ assets decline in value, the return on the Fund’s equity interest may be adversely affected.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. The Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the counterparty to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase such securities could be delayed or impaired. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
The Fund’s borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing gives rise to interest expense and may require the Fund to pay other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases. Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms.
The Fund’s borrowings are typically secured by investments held by Subsidiaries of the Fund. The Subsidiaries of the Fund that pledge investments to secure the Fund’s borrowings are typically separate bankruptcy-remote entities formed for the purpose of holding specific securities and pledging those securities to secure the Fund’s borrowing. The assets of any such Subsidiary are not available to other creditors, or to any other Subsidiary or the Fund, except to the extent of permitted distributions made to the Fund. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases.
Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms. Borrowing will also cost the Fund interest expense and other fees. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The costs of borrowing will reduce the Fund’s return. To the extent the Fund or a Subsidiary is able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s or Subsidiary’s use of certain forms of leverage, and such costs could reduce the Fund’s return.
The 1940 Act requires a
closed-end
fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities and generally requires a closed-end
fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300%, after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to comply with the requirements of Rule
18f-4.
Because, as discussed in more detail under “— Illiquidity Risk”, the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in losses to the Fund. There can be no assurances that the Fund’s use of leverage will be successful.
Effects of Leverage
.
Assuming that senior securities represent approximately 26.46% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 7.98% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0.77%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 26.46% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 7.98% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.42)%	(7.10)%	(0.77)%	5.55%	11.87%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to achieve its investment objective, as a liquidity source to fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.
Epidemic and Pandemic Risk.
The impact of
COVID-19,
and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the
COVID-19
outbreak and other infectious illness outbreaks that may arise in the future may exacerbate other pre-existing
political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of
COVID-19
or any future public health crisis may also heighten the other risks disclosed in this prospectus.
For example, during the height of the
COVID-19
pandemic, the share of loans in the Fund’s portfolio that were placed in forbearance or otherwise modified increased substantially, which reduced, and may in the future reduce again, the principal and interest payments received by the Fund each month. Loans placed in forbearance or otherwise modified may default at higher rates than they otherwise would have in the absence of the
COVID-19
pandemic, which could adversely affect the Fund’s performance and your investment in the Fund. In addition, the alternative lending platforms to which the Fund has exposure substantially reduced the number of loans they originated each month in response to the early waves of the
COVID-19
crisis. If this decrease in originations resumes, the Fund could face additional competition for access to platforms and alternative lending-related securities, and could be prevented from deploying capital in a timely or efficient manner. As discussed further under “Competition,
Ramp-up
and Exposure Risks” below, this could force the Fund to invest in cash, cash equivalents or other assets that may result in lower returns than may otherwise be available through investments in alternative lending-related securities. Furthermore, as discussed in more detail under “Platform Risk,” the Fund relies on alternative lending platforms to, among other things, originate or source alternative lending-related securities and to service loans to which the Fund has exposure. The disruption to the platforms’ businesses caused by the
COVID-19
pandemic or any future public health crisis could limit or eliminate the ability of the Fund to invest in loans originated or sourced by one or more platforms or inhibit a platform’s ability to service loans to which the Fund has exposure, which could have an adverse effect on the Fund and its performance. The impact of
COVID-19
or any future public health crisis may also heighten the other risks disclosed in this prospectus.
Asset-Backed Securities Risk.
The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. For example, such asset-backed securities may be more sensitive to changes in prevailing interest rates than other securities. In addition, prepayment on the underlying assets may have the effect of shortening the weighted average maturity of the portfolio assets of such entities and may lower their return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying assets and the servicing of those assets; for this reason, many of the other risks described herein are relevant to the asset-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default and that recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. Payment of interest and repayment of principal on asset-backed securities, as well as the return associated with an equity investment in an asset-backed security, is largely dependent upon the cash flows generated by the underlying loans or other assets backing the securities. For example, the ongoing
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, loan repayment and default rates. See “— Epidemic and Pandemic Risk.” The risks and returns for investors like the Fund in asset-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying assets is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many asset-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying assets and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying asset directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In the event that the market for asset-backed securities experiences high volatility and a lack of liquidity, the value of many asset-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.
Mortgage-Backed Securities Risk.
The Fund’s investments in securitization vehicles or other special purpose entities that hold mortgages or mortgage-backed securities may involve risks that differ from or are greater than risks associated with other types of investments. For example, such mortgage-backed securities may be more sensitive to changes in prevailing interest rates than other securities. The rate of pre-payments
on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. For example, the ongoing
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, the rate of loan modification, forbearance and other forms of relief that may extend the effective duration of a mortgage-backed security. See “— Epidemic and Pandemic Risk.”
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

The mortgage-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying mortgages and the servicing of those mortgages; for this reason, many of the other risks described herein are relevant to the mortgage-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default. In the event of default, the holder of a mortgage-backed security may not have a security interest in the underlying collateral, and even if such a security interest exists, the recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving mortgage loans. Payment of interest and repayment of principal on mortgage-backed securities, as well as the return associated with an equity investment in a mortgage-backed security, is largely dependent upon the cash flows generated by the underlying mortgages backing the securities. The risks and returns for investors like the Fund in mortgage-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying mortgages is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many mortgage-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Mortgage-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying mortgages and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying mortgages directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to mortgage-backed securities. In the event that the market for mortgage-backed securities experiences high volatility and a lack of liquidity, the value of many mortgage-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.
Real Property Risk.
The Fund may gain exposure to loans collateralized or secured by, or relating to, real property, or it may invest in equity or debt securities issued by REITs. The value of an investment in REIT securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of improved and unimproved real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of these investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, mortgagors may elect to prepay, which prepayment may diminish the yield on mortgage-backed securities.
Some borrowers may intend to use resale proceeds to repay their loans. A decline in property values could result in a loan that is greater than the property value, which could increase the likelihood of borrower default.
The payment schedules with respect to many real estate-related loans are based on projected revenues generated by the property over the term of the loan. These projections are based on factors such as expected vacancy rates, expense rates and other projected income and expense figures relating to the property. The actual revenues generated by a property could fall short of projections, due to factors such as lower-than-expected rental revenues, or greater-than-expected vacancy rates or property management expenses. In such cases, a borrower may be unable to repay a loan. To the extent the Fund has exposure to construction or rehabilitation/renovation loans, it may be adversely impacted by, among other things, risks involving the timeliness of the project’s completion, the integrity of appraisal values, whether or not the completed property can be sold for the amount anticipated and the length of the construction and/or sale process.

A borrower’s ability to repay a loan relating to real property or the value of securities issued by a REIT that holds real property might also be adversely affected if toxic environmental contamination were to be discovered to exist on the property. Environmental contamination may give rise to a diminution in value of the underlying property or may lead to liability for clean-up
costs or other remedial actions. A platform or third-party servicer could be forced to take on potential additional liabilities and responsibilities in the event of foreclosure. A platform may choose not to foreclose on a contaminated property as the potential liability could exceed the value of the real property or the principal balance of the related loan. The failure to perform the required remedial actions could, in some jurisdictions, give rise to a lien on mortgaged property to ensure the reimbursement of remedial costs, which could decrease the value of the property that serves as collateral.
The state of law is currently unclear as to whether and under what circumstances clean-up
costs, or the obligation to take remedial actions, can be imposed on a secured lender (which may, under certain circumstances, include an alternative lending platform or the Fund). If the Fund or a platform does become liable for cleanup costs, it may bring an action for contribution against the current owners or operators, the owners or operators at the time of on-site
disposal activity or any other party who contributed to the environmental hazard, but these persons or entities may be bankrupt or otherwise judgment-proof. Furthermore, an action against the borrower may be adversely affected by the limitations on recourse in the loan documents.
REIT Risk
.
In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. See “— Real Property Risk” above. REITs are also subject to the risk of fluctuations in income from underlying assets, poor performance by the REIT’s manager, the manager’s inability to manage cash flows generated by the REIT’s assets, adverse local or general economic conditions, possible lack of availability of financing, changes in interest rates, self-liquidation, adverse economic conditions, adverse changes in the tax laws, and, with regard to certain REITs, the risk of failing to qualify for tax-free
pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a REIT were ineligible for the favorable tax treatment afforded to REITs under the Code, it would be subject to U.S. federal income tax, thus reducing its value. REITs also depend upon specialized management skills, may have limited financial resources and may have limited diversification because they invest in a limited number of properties or mortgages, a narrow geographic area or a single type of property or mortgage. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, the equity securities of private REITs are not traded on national securities exchanges, and are therefore generally illiquid.
In addition, different types of REITs have different risk profiles. The value of securities issued by equity REITs, which own properties that are leased to tenants and derive income from the collection of rents, may be affected by changes in the value of the underlying real property, fluctuations in the demand for real estate, defaults by tenants, and decreases in market rates for rent. The value of securities issued by mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments, may be affected by the quality of credit extended, prepayments and defaults by borrowers, and changes in market interest rates, and may be more susceptible to interest rate risk (see “— Interest Rate Risk” below) than equity REITs. Hybrid REITs invest in a combination of real property and real property mortgages, and are subject to the risks associated with both equity REITs and mortgage REITs to varying degrees depending on the relative weights of their investment in each category.
By investing in REITs indirectly through the Fund, an investor will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors.
Credit/Counterparty Risk.
The value of a debt security depends on the issuer’s credit quality or ability to pay principal and interest when due. The securities in which the Fund may invest may have varying degrees of credit risk and, subject to the Fundamental Investment Restrictions, which, among other things, prohibit the Fund from investing in loans of subprime quality, the Fund is not restricted by any borrower credit criteria or credit risk limitation. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations or if the debt security’s rating is downgraded. The obligations of issuers are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally, such as conditions in the alternative lending market or a decrease in the value of collateral, if any. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.
Unlike other debt instruments that are rated by nationally recognized statistical rating organizations, the alternative lending-related securities in which the Fund invests are typically unrated or rated only by the platform. Issuers may evaluate prospective borrowers by looking to a number of factors, including the borrower’s credit history and/or credit score as reported by one or more third-party credit reporting agencies. The Fund relies on the borrower’s credit information, which is provided by the platforms. However, as described under “— Default Risk,” such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Although the Fund may not invest in loans of subprime quality, certain borrowers may have had credit difficulties in the past. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan.
Not all platforms from which the Fund purchases alternative lending-related securities check borrowers’ credit scores; for those that do, although the Fund conducts diligence on the credit scoring methodology used by such platforms, the Fund typically does not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased by the Fund, and will not independently diligence or confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. As a result, the Fund may make investments based on outdated, inaccurate or incomplete information. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.
Platform Risk.
As discussed in more detail in “— Default Risk” and “— Risk of Unsecured Loans,” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable or undesirable to commence a legal proceeding against the defaulting borrower.
The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
The Fund relies on the borrower’s credit information, which is provided by the platforms. However, as described under “— Default Risk,” such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan. Although the Fund conducts diligence on the credit scoring methodology used by platforms from which the Fund purchases alternative lending-related securities, the Fund typically does not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased by the Fund, and does not independently diligence or confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. As a result, the Fund may make investments based on outdated, inaccurate or incomplete information. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.
In certain circumstances, the Fund may be dependent on a platform or loan servicer to value collateral, issue margin calls, close out a loan by liquidating all or a portion of a borrower’s collateral or otherwise administer a loan’s margin requirements. The Fund is subject to the risk that a platform or loan servicer will fail to sufficiently provide such services, in which case a loan to which the Fund has exposure may be adversely impacted. The Fund is also subject to the risk that a platform or loan servicer incorrectly prices collateral, due to factors such as incomplete data, market instability or human error, which may result in the platform or loan servicer being unable to administer a loan’s margin requirements or in the Fund otherwise being undercollateralized. These risks may be heightened in the case of certain forms of collateral, such as digital assets like bitcoin or equity securities issued by operating companies or by exchange-traded funds.
In addition, the underlying loans, in some cases, may be affected by the success of the platforms through which they are facilitated. Therefore, disruptions in the businesses of such platforms may also negatively impact the value of the Fund’s investments. In addition, disruption in the business of a platform (such as the disruption caused by the
COVID-19
pandemic or by the shut-down of certain regional banks in March 2023) could limit or eliminate the ability of the Fund to invest in loans originated or sourced by that platform, and therefore the Fund could lose some or all of the benefit of its diligence effort with respect to that platform. In addition, the alternative lending platforms to which the Fund is exposed substantially reduced the number of loans they originated each month in response to early waves of the
COVID-19
crisis. If this decrease in originations (or a similar decrease caused by a future public health or other crisis) resumes, the Fund could face additional competition for access to platforms and alternative lending-related securities, and could be prevented from deploying capital in a timely or efficient manner. This could force the Fund to invest more of its assets in one or more of its other investment strategies, which may result in decreased diversification of the Fund’s investment returns and/or other lower returns than may otherwise be available through investments in alternative lending-related securities. The Fund may also invest in public or private equity securities of alternative lending platforms or enter into other financial transactions, including derivative transactions, to gain exposure to such investments. The performance of equity instruments issued by a platform or derivatives thereon depends on the success of the platform’s business and operations. As described above, the Fund may also invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans.
Platforms are
for-profit
businesses that, as a general matter, generate revenue by collecting fees on funded loans from borrowers and by assessing a loan servicing fee on investors, which may be a fixed annual amount or a percentage of the loan or amounts collected. This business could be disrupted in multiple ways; for example, a platform could file for bankruptcy or a platform might suffer reputational harm from negative publicity about the platform or alternative lending more generally and the loss of investor confidence in the event that a loan facilitated through the platform is not repaid and the investor loses money on its investment. Many platforms and/or their affiliates have incurred operating losses since their inception and may continue to incur net losses in the future, particularly as their businesses grow and they incur additional operating expenses.
The Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In order to mitigate this risk, the Fund would seek to rely on a backup servicer provided through the platform or through an unaffiliated backup servicer. To the extent that it is not possible to collect on defaulted loans, or to the extent borrowers prepay, a platform that services loans may no longer be able to collect a servicing fee, which would negatively impact its business operations. These or other similar negative events could adversely affect the platforms’ businesses and/or investor participation in a platform’s marketplace and, in turn, the business of the platforms, which creates a risk of loss for the Fund’s investments in securities issued by a platform or derivatives thereon.
Platforms may have a higher risk profile than companies engaged in lines of business with a longer, more established operating history and such investments should be viewed as longer-term investments. Alternative lending is relatively new and alternative lending platforms have relatively limited operating histories. They have met with and will continue to meet with challenges, including navigating evolving regulatory and competitive environments; increasing the number of borrowers and investors utilizing their marketplace; increasing the volume of loans facilitated through their marketplace and transaction fees received for matching borrowers and investors through their marketplace; entering into new markets and introducing new loan products; continuing to revise the marketplace’s proprietary credit decisions and scoring models; continuing to develop, maintain and scale their platforms; effectively maintaining and scaling financial and risk management controls and procedures; maintaining the security of the platform and the confidentiality of the information provided and utilized across the platform; and attracting, integrating and retaining an appropriate number of qualified employees. A platform may enter into various business transactions, including mergers or acquisitions, that could require significant managerial attention, disrupt business and adversely affect its financial results. Platforms are subject to risk of litigation and any such litigation may be costly to defend and distracting to management. If platforms are not successful in addressing these issues, the platforms’ businesses and their results of operations may be harmed, which may reduce the possible available investments for the Fund or negatively impact the value of the Fund’s investments in platforms or in alternative lending-related securities more generally. Platforms that originate loans secured with non-traditional
forms of collateral (e.g., digital assets like bitcoin or equity securities issued by operating companies or by exchange-traded funds) may have a higher risk profile than platforms that originate loans secured with traditional forms of collateral.
Certain platforms may work with banks in order to originate loans to borrowers and may rely on such banks to satisfy certain legal and/or regulatory requirements. If an originating bank suspended, limited or ceased its operations, if the bank’s relationship with the platform were terminated for any reason or if the bank’s ability or willingness to continue to serve this function on the current or equivalent terms were in any way curtailed, the impacted platform would need to negotiate and implement a substantially similar arrangement with another bank, satisfy any regulatory or licensing requirements with respect to the new bank or seek other solutions. There can be no assurances that the platform in this type of situation would not be forced to curtail or suspend its operations. Platforms may have limited or no prior experience with transitioning loan originations to a new funding bank and the process may result in delays in the issuance of loans, a platform’s inability to facilitate loans or other unforeseeable consequences. If a platform is unable to enter in an alternative arrangement with a different funding bank, the platform would need to obtain its own license in order to enable it to originate loans, as well as comply with other laws, which would be costly and time-consuming. In the U.S., this would entail, at minimum, obtaining a license in each state in which the platform operates. Platforms operating in other jurisdictions would be subject to the regulatory requirements of those jurisdictions, which may be burdensome and costly. If a platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide loan products could be materially impaired and its operating results would suffer. The Fund relies on the continued success of the platforms that facilitate the loans in which the Fund invests. If such platforms were impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments, which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.
Platforms may rely on debt facilities and other forms of borrowing in order to finance many of the borrower loans they facilitate. However, these financing sources may become unavailable after their current maturity dates or the terms may become less favorable to the borrowing platforms. As the volume of loans that a platform facilitates increases, the platform may need to expand its borrowing capacity on its existing debt arrangements or may need to seek new sources of capital. The availability of such financing depends on multiple factors, some of which are outside of the platform’s control. Platforms may also default on or breach their existing debt agreements, which could diminish or eliminate their access to funding at all or on terms acceptable to the platforms. Such events could cause the Fund to incur losses on its investments that are dependent upon the performance of the platforms.
As discussed under “— Operational and Technology Risk,” platforms are subject to various risks relating to the extensive use of information technology.
As discussed under “— Regulatory Risk,” platforms may also be forced to defend legal action taken by regulators or governmental bodies. Alternative lending is a new industry operating in an evolving legal environment. Platforms may be subject to risk of litigation alleging violations of law and/or regulations, including, for example, consumer protection laws, whether in the U.S. or in
non-U.S.
jurisdictions. Platforms may be unsuccessful in defending against such lawsuits or other actions and, in addition to the costs incurred in fighting any such actions, platforms may be required to pay money in connection with the judgments, settlements or fines or may be forced to modify the terms of its borrower loans, which could cause the platform to realize a loss or receive a lower return on a loan than originally anticipated. Platforms may also be parties to litigation or other legal action in an attempt to protect or enforce their rights or those of affiliates, including intellectual property rights, and may incur similar costs in connection with any such efforts.
The Fund’s investments in the equity securities of alternative lending platforms, including common stock, preferred stock, warrants or convertible stock, are subject to equity securities risk. Equity securities risk is the risk that the value of equity securities to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types; for example, equity securities of issuers in new or emerging industries may be more susceptible to market conditions and may experience volatility in returns. Equities to which the Fund may be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and, therefore, will be subject to greater risk than debt instruments of such issuers. The prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. The equity securities of smaller, less seasoned companies, such as platforms or their affiliates, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. The Fund invests in unlisted equity securities, which generally involve a higher degree of valuation and performance uncertainty and greater liquidity risk than investments in listed securities. Such issuers tend to be more susceptible to the actions of competitors and market conditions, including general economic downturns; often operate at a financial loss; are more likely to depend on small numbers of key management persons such that the departure of any such persons could have a material adverse impact on the business and prospects of the company; and generally have less predictable operating results. Investments that are unlisted at the time of acquisition may remain unlisted and may, therefore, be difficult to value and/or realize. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Convertible securities are subject to the risks applicable generally to debt securities, including credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities typically would be paid before the company’s common shareholders but after holders of any senior debt obligations of the company.
Risk of Securities Issued by Platforms, Their Affiliates or Special Purpose Entities Sponsored by Platforms or Their Affiliates.
The Fund’s investments in shares, certificates, notes or other securities issued by a platform, its affiliates or a special purpose entity sponsored by a platform or its affiliates that represent the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans may expose the Fund to the credit risk of the issuer. Generally, such securities are unsecured obligations of the issuer; an issuer that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its obligations to the Fund, even if the payments on the underlying loan or loans continue to be made timely and in full. In addition, when the Fund owns such fractional loans or other securities, the Fund and its custodian generally do not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund is more dependent on the platform and loan servicer for servicing than in the case in which the Fund owns whole loans. Where such interests are secured, the Fund relies on the platform to perfect the Fund’s security interest. In addition, there may be a delay between the time the Fund commits to purchase a security issued by a platform, its affiliate or a special purpose entity sponsored by the platform or its affiliate and the issuance of such security and, during such delay, the funds committed to such an investment will not earn interest on the investment nor will they be available for investment in other alternative lending-related securities, which will reduce the effective rate of return on the investment. The Fund invests primarily in whole loans, and to a lesser extent in securities with exposure to fractional loans or other similar securities.
Equity Securities Risk.
The Fund’s investments in the equity securities of alternative lending platforms or REITs, including common stock, preferred stock, warrants or convertible stock, are subject to equity securities risk. Equity securities risk is the risk that the value of equity securities to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. The prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. The equity securities of smaller, less seasoned companies, such as platforms or their affiliates, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. The Fund invests in unlisted equity securities, which generally involve a higher degree of valuation and performance uncertainty and greater liquidity risk than investments in listed securities. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Convertible securities are subject to the risks applicable generally to debt securities, including credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. In the event of a liquidation of the issuing company, holders of convertible securities typically would be paid before the company’s common shareholders but after holders of any senior debt obligations of the company.
Servicer Risk.
The Fund’s direct and indirect investments in loans originated or sourced by alternative lending platforms are typically serviced by that platform or a third-party servicer. Loan servicing may entail the assessment and/or collection of payments and fees from borrowers, the allocation and payment of such amounts to investors and the execution of collections processes upon nonpayment of borrower loans, which may include referral of overdue loans to collections personnel or outside collection agencies. Fees charged by a loan servicer reduce the returns on the Fund’s investments.
In the event that the servicer is unable to service the loan, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be recharacterized as a secured loan from the Fund to the platform, as described more fully (with respect to the potential bankruptcy of a platform) under “— Regulatory Risk,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. Servicers may be subject to other risks described herein, including “— Platform Risk.”
Regulatory Risk.
The loan industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process. As a result of ongoing economic and other developments, changes to federal, state or local law or regulation may negatively affect the Fund’s ability to receive payments of interest and repayments of principal on its investments.
The platforms’ failure to comply with the requirements of applicable law may cause, among other things, the platforms to be required to register with or be licensed by governmental authorities and/or the revocation of requisite licenses, the voiding of loan contracts, practice restrictions, impairment of the enforcement of loans or collection of interest, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability in the relevant jurisdiction. The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. Moreover, legal and regulatory requirements and any interpretations of those requirements are subject to periodic changes. Any such change necessitating new significant compliance obligations could have an adverse effect on the platforms’ compliance costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.
In connection with the sale and servicing of the whole loans, fractions of whole loans or pools of whole loans, the platforms typically make representations and warranties to investors, such as the Fund, that the loans were originated and are being serviced in accordance with and in compliance with applicable laws (and in some cases specifically with the laws described herein) in all material respects. Despite these representations and warranties, the Fund cannot guarantee that the platforms have been and will continue to be in compliance with all applicable laws. If those representations and warranties were not correct, the platforms could be required to repurchase the loans or indemnify the Fund for losses, but the Fund cannot be certain that the platform would be required and able to repurchase loans or indemnify the Fund for losses in all such cases.
In addition, regulators, enforcement agencies and courts are increasingly considering the role of non-bank
lenders and secondary market loan purchasers. There is no guarantee that laws and regulations applicable to non-bank
lenders will not change in a manner that adversely affects or restricts the Fund, including the ability of the Fund to acquire loans from platforms, or otherwise restricts or materially increases the cost to the Fund of pursuing potential investment strategies.

Finally, increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Adviser, and may furthermore place the Fund at a competitive disadvantage to the extent that the Adviser or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings, which are likely to be material, including on a cumulative basis over the life of the Fund.
The information below provides additional detail on some of the laws, rules and regulations relevant to the Fund’s investments.
Regulatory Regime in the United States
.
The platforms may be subject to laws including the following in the United States:

•
federal and state laws and regulations related to disclosures to and consents from borrowers and prospective borrowers and loan terms, credit discrimination, credit reporting, debt servicing and collection and unfair, deceptive, abusive or unconscionable business practices;

•
state consumer loan, small loan, loan brokerage, loan servicing, credit services organization and collection agency licensing laws that apply to persons that arrange, broker, facilitate, market, make, own in whole or in part, hold, acquire, purchase, service, collect or otherwise participate in loans covered by such laws;

•	state usury laws and other laws that restrict the amount of interest or fees that may be charged on loans;

•	state disclosure laws and regulations applicable to small business loans, merchant cash advances and other commercial-purpose financings;

•
the
Truth-in-Lending
Act and Regulation Z promulgated thereunder, and similar state laws, which require certain disclosures to borrowers regarding the terms and conditions of their loans and credit transactions;

•
Section 5 of the Federal Trade Commission Act, and similar state laws, which prohibit unfair and deceptive acts or practices in or affecting commerce, and Sections 1031 and 1036 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which prohibit unfair, deceptive or abusive acts or practices in connection with any consumer financial product or service, and the Federal Holder in Due Course Rule (16 CFR 433), which in certain circumstances permits borrowers to assert any claims and defenses that they would have had against a seller of goods or services obtained with the proceeds of a loan against an originator or subsequent purchaser of the loan, and analogous state laws prohibiting unfair, deceptive or unconscionable trade practices;

•
The Credit Practices Rules, which (i) prohibit lenders from using certain contract provisions that the Federal Trade Commission (the “FTC”) has found to be unfair; (ii) requires lenders to advise consumers who co-sign
obligations about their potential liability if the primary obligor fails to pay; and (iii) prohibits certain late charges;

•
the Equal Credit Opportunity Act and Regulation B promulgated thereunder, and similar state statutes, which prohibit creditors from discriminating against credit applicants on the basis of race, color, sex, sexual orientation, gender identity, age, religion, national origin, marital status, the fact that all or part of the applicant’s income derives from any public assistance program or the fact that the applicant has in good faith exercised any right under the federal Consumer Credit Protection Act or any applicable state law;

•
the Fair Credit Reporting Act, as amended by the Fair and Accurate Credit Transactions Act, which promotes the accuracy, fairness and privacy of information in the files of consumer reporting agencies, by regulating the use and reporting of information related to a credit applicant’s credit history and imposing restrictions on the marketing of credit products through prescreened solicitations based on consumer report information, among other things;

•
the Fair Debt Collection Practices Act and similar state debt collection laws, which provide guidelines and limitations on the conduct of third-party debt collectors (and some limitations on creditors collecting their own debts) in connection with the collection of consumer debts;

•
the Gramm-Leach-Bliley Act, which includes limitations on financial institutions’ disclosure of nonpublic personal information about a consumer to nonaffiliated third parties, in certain circumstances requires financial institutions to limit the use and further disclosure of nonpublic personal information by nonaffiliated third parties to whom they disclose such information and requires financial institutions to disclose certain privacy policies and practices with respect to information sharing with affiliated and nonaffiliated entities as well as to safeguard personal customer information, and other federal and state or foreign privacy and data security laws and regulations, including the California Consumer Privacy Act (“CCPA”) and similar state laws of broad applicability;

•
the Telephone Consumer Protection Act, which imposes various consumer consent requirements and other restrictions in connection with telemarketing activity and other communication with consumers by phone, fax or text message, and which provides guidelines designed to safeguard consumer privacy in connection with such communications;

•
the Federal Controlling the Assault of
Non-Solicited
Pornography and Marketing Act of 2003 and the Telemarketing Sales Rule and analogous state laws, which impose various restrictions on marketing conducted using email, telephone, fax or text message;

•	the Bankruptcy Code, which limits the extent to which creditors may seek to enforce debts against parties who have filed for bankruptcy protection;

•
the Servicemembers Civil Relief Act, which allows military members to suspend or postpone certain civil obligations so that the military member can devote his or her full attention to military duties and limits interest rates on certain obligations of servicemembers to 6% per annum;

•	the Military Lending Act, which limits the amount of interest and fees that may be charged on loans made to members of the military and provides for other consumer protections;

•
the Electronic Fund Transfer Act and Regulation E promulgated thereunder, as well as rules of payment networks and the National Automated Clearing House Association, which require separate customer authorization for a loan servicer to use electronic transfers for customer payments and provide disclosure requirements, guidelines and restrictions on the electronic transfer of funds to and from consumers’ bank accounts;

•
the Electronic Signatures in Global and National Commerce Act and similar state laws, particularly the Uniform Electronic Transactions Act, which authorize the creation of legally binding and enforceable agreements utilizing electronic records and signatures and govern the circumstances in which a person may electronically provide disclosures otherwise required to be in writing;

•
the regulations promulgated by the Office of Foreign Assets Control under the U.S. Treasury Department related to the administration and enforcement of sanctions against
non-U.S.
jurisdictions and persons, including Specially Designated Nationals (SDNs), that threaten U.S. foreign policy and national security goals, primarily to prevent targeted jurisdictions and persons from accessing the U.S. financial system;

•	the Bank Secrecy Act, which relates to compliance with anti-money laundering, customer due diligence and record-keeping policies and procedures;

•	the Uniform Consumer Credit Code as it may be adopted in various states, which relates to consumer protections for borrowers

•	federal and state securities laws; and

•	other federal, state and local laws and regulations.

These rules require extensive disclosure to, and consents from, borrowers and prospective borrowers, prohibit various lending practices such as discrimination and may impose multiple qualification and licensing obligations on platform activities.
Moreover, under the Federal Holder in Due Course Rule referred to above, failure to perform or a violation of law by a merchant or service provider could give rise to claims and/or defenses by a borrower, or a group of borrowers, against the Fund, a servicer and certain other parties.
The Consumer Financial Protection Bureau (“CFPB”) has broad authority over the U.S. consumer-focused businesses in which certain platforms engage. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity Act, to supervise and conduct regulatory examinations of banks with more than $10 billion in assets and certain non-banks,
and to enforce federal consumer financial protection laws against market participants, including the platforms. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority. To assist in its enforcement, the CFPB maintains an online complaint system that allows consumers to log complaints with respect to various consumer finance products, including the loans that platforms facilitate. This system could inform future CFPB decisions with respect to its regulatory, enforcement or examination focus. Since March 2016, the CFPB has accepted consumer complaints regarding consumer loans issued by online marketplace platforms, subjecting platforms to the CFPB’s expectation for prompt handling of consumer complaints received through the system and making available to the public non-personalized
information regarding such complaints. Until the CFPB issues a final rulemaking defining which non-bank
larger participants in the consumer lending market will be subject to the CFPB’s supervisory authority, which includes the ability to conduct regulatory examinations, the platforms are only subject to the CFPB’s rulemaking and enforcement authority. In October 2017, the CFPB announced its final rules governing payday, vehicle title, and certain high-cost installment loans. The final rules mandate with respect to loans of 45 days or less or longer-term loans with balloon payments that lenders must take reasonable steps to ensure that prospective borrowers have the ability to repay them. In July 2020, the CFPB issued a final rule to rescind the 2017 rule’s mandatory underwriting requirements (i.e., the ability-to-repay
requirements) and ratify the 2017 rule’s payment provisions that prohibit lenders from making new attempts to debit a borrower’s account after two failed attempts, absent express authorization by the borrower for further withdrawals. The 2017 rule remains subject to pending litigation and enforcement of the remaining provisions of the 2017 rule has been stayed. On June 17, 2024, the U.S. Supreme Court entered a judgement in the case that confirmed the constitutionality of the CFPB’s funding structure, the only issue that had been appealed to the Court. The case was remanded to the Fifth Circuit Court of Appeals for further action. Based on the terms of the lower court’s stay order, staff for the CFPB has expressed the view that the rule should take effect on March 30, 2025.
Following the presidential election of 2020, the leadership of the CFPB changed with the appointment and confirmation of a new director in October 2021. It continues to exercise its supervisory authority and has been active in providing guidance on a variety of issues. The current CFPB leadership has generally taken a more aggressive approach to consumer protection than the previous director, which could have an adverse impact the on platforms and the Fund. Specifically, the CFPB announced in April 2022 its intention to use its authority to supervise any non-bank
that it determines is posing a risk to consumers, and in November 2022, the U.S. Treasury Department issued a report encouraging the CFPB to increase its supervisory activity with respect to larger non-bank
lenders. Since that time, the CFPB has entered into
non-public
agreements with several entities that have agreed to the CFPB’s supervision. It is possible that entities subject to CFPB supervision and examination could include fintech platforms that sell loans to or service loans for the Fund. The impact of such direct supervision by the CFPB is unknown, but could result in additional scrutiny for platforms, which could have an adverse impact on platforms and the Fund.
Actions by the CFPB could result in requirements to alter or cease offering affected loan products and services, making them less attractive and restricting the platforms’ ability to offer them. Actions by the
CFPB or other regulators against the platforms, their originating banks or their competitors that discourage the use of the alternative lending model or suggest to consumers the desirability of other loan products or services could result in reputational harm and a loss of borrowers or investors. The platforms’ compliance costs and litigation exposure could increase materially if the CFPB or other regulators enact new regulations, change existing regulations, modify, through supervision or enforcement, past regulatory guidance or interpret existing regulations in a manner different or stricter than previous interpretations. In addition to the CFPB, the FTC can investigate and enforce certain federal consumer protection statutes as well the prohibition on unfair and deceptive acts or practices under Section 5 of the Federal Trade Commission Act or unfair, deceptive or abusive acts or practices under Sections 1031 and 1036 of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Similarly, state attorneys general have broad powers to investigate and enforce consumer protection statutes, which they have used, and are likely to continue to use, with respect to the activities of certain platforms. Also, the platforms may be subject to regulatory examination or enforcement actions by state authorities, particularly in states where the platforms are licensed. Moreover, platforms that collaborate with a bank to offer loans are subject to the supervisory authority of the bank’s regulator(s).
Different platforms adhere to different business models subject to different regulatory requirements. For example, one platform may operate from a particular state to make loans to small- and mid-sized
businesses across the United States. The platform must comply with that state’s licensing requirements and possible usury limitations, relying on contractual choice of law provisions when lending to borrowers that reside in other states. However, other states could seek to regulate the platform on the basis that loans were made to borrowers located in such other states. Alternatively, plaintiffs or an enforcement agency could assert that the platform’s choice of law was not valid and that the law of the borrower’s state of residency applies to the transaction, particularly if enforcement of the parties’ choice of law is found to be contrary to a fundamental public policy of the borrower’s home state. In either case, loans made in those other states could be subject to the maximum interest rate limits (usury laws), if any, of such jurisdiction, which in turn could limit revenues for the Fund or adversely affect the value of the Fund’s investments. Moreover, it could further subject the platform to such states’ licensing requirements and, potentially, to penalties for having previously conducted business in such states without a license, which could adversely impact the platform or, in some cases, the enforceability of some or all of the terms of loans originated by or through the platform without a license.
Another platform may follow a different model in which some or all loans sourced by the platform are made by a bank. The platform may provide certain services to assist the bank in making the loan, but the loans will be made subject to the bank’s underwriting guidelines, funding for the loans will come from the bank’s own resources and the bank will be the named payee on the loans. As a result, the bank is generally considered to be the “true lender” of the loans originated through the platform. However, if challenged in litigation by a borrower, government enforcement agency or other litigant, a court may instead decide that the platform is the true lender of the loans. Plaintiffs and certain regulators have challenged various bank affiliation and similar arrangements involving a variety of non-bank
partners, often in market segments in which the Fund does not intend to invest, such as payday lending and refund anticipation lending, and recently challenges have been initiated against marketplace lending platforms on similar theories. Currently, litigation is pending in California between a platform and the California Department of Financial Protection and Innovation which could become a bellwether for future true lender cases, for example. Cases raising true lender, usury or licensing questions related to loans made pursuant to arrangements in which platforms affiliated with banks can be expected to arise from time to time and are likely to be dependent on the specific facts and circumstances involved as well as developing judicial interpretations of existing and new laws. Given the fact specific nature of these kinds of cases, courts have recently applied differing interpretations when determining which party is the true lender, with the diverging outcomes of these cases explained in whole or in part by the differing legal standards applied by courts and factual distinctions. The resulting uncertainty may increase the possibility of claims brought against the platforms by borrowers seeking to void their loans or to subject the platforms to increased regulatory scrutiny and enforcement actions. To the extent that the platform or a purchaser of loans is deemed to be the true lender in any jurisdiction instead of the originating bank (whether determined by a regulatory agency at the state or federal level or by a court), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits (usury laws) of such jurisdiction and existing loans may be unenforceable and the platform or purchaser of loans could be subject to additional regulatory requirements in addition to any penalties and fines (including licensing), which could adversely affect the Fund and the value of its investments. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such platforms to alter or terminate their businesses. In such circumstances, there could be a material adverse effect on the Fund’s ability to pursue its investment strategy as well as enforce remedies it may have against the platforms from which it obtained loans.
Many fintech platforms partner with state-chartered banks that rely on federal law, specifically, Section 27 of the Federal Deposit Insurance Act, which allows a state-chartered bank insured by the Federal Deposit Insurance Corporation to charge interest to borrowers on a nationwide basis based on the rates allowed by the state where the bank is located. Section 27 preempts inconsistent state law limitations except for loans that are made in states that opt out from federal exportation authority. Until 2023, Iowa and Puerto Rico were the only jurisdictions to have enacted and maintained opt outs of Section 27, although the effect of such opt outs was unsettled given different interpretations of the opt out right under federal law. In December 2022, the Iowa Attorney General and Department of Banking announced the settlement of an enforcement action against an out-of-state,
state-chartered bank that made loans in Iowa through a bank partnership program. The state asserted that its opt out from Section 27 preemption required the bank to comply with state law when lending to Iowa residents. The state claimed that the bank charged usurious interest on loans to Iowa residents. Without admitting any violation of Iowa law, the bank agreed to an Assurance of Discontinuance under which it would make refunds to Iowa residents for interest collected in excess of the state’s usury ceiling.
In 2023, Colorado enacted legislation purporting to opt out of Section 27, which legislation will take effect on July 1, 2024. The impact of the Colorado legislation is unclear at this time and a group of industry trade associations have filed suit to enjoin enforcement of the law. Although the litigation is pending, the FDIC has submitted an amicus curiae brief supporting Colorado’s position that the opt-out
legislation applies to all loans made to residents of Colorado. To the extent that a state’s opt-out
is effective in preventing
out-of-state,
state-chartered banks from exercising their ability to export the interest rates of their home state when lending to residents of such an opt-out
state, it could limit state-chartered banks that partner with fintech platforms from originating certain loans or result in liabilities for any loans originated in violation of such opt-out
state’s usury ceiling.
Alternative lending platforms may be subject to risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, many alternative lending-related securities (loans, in particular) are written using standardized documentation. Thus, many borrowers may be similarly situated insofar as the provisions of their contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities.
Recent case law raised questions regarding the ability of platforms and loan purchasers to charge the same rate as an originating bank after a loan has been sold to the platform by the originating bank and, in turn, sold to subsequent investors, such as the Fund. In 2015, the U.S. Court of Appeals for the Second Circuit issued a significant decision that interpreted the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank
assignee of loans sourced by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury. Although the decision is binding only in Connecticut, New York and Vermont, it may significantly affect non-bank
assignees of loans, including the loan origination practices of certain participants in the alternative lending-related industry. At a minimum, non-bank
assignees/purchasers of bank loans may face uncertainty regarding their ability to rely upon federal preemption of state usury laws in those three states; in addition, a number of alternative lending platforms purchase loans from state-chartered banks promptly after origination and rely upon federal preemption to exempt the loans from state usury caps. Following the Second Circuit’s decision, there have been a number of lawsuits in other parts of the country making similar allegations. In 2020, the Office of the Comptroller of the Currency (“OCC”) and the Federal Deposit Insurance Corporation separately issued final rules to provide that interest rate applicable to a loan originated by a bank on the date the loan was made remains valid when a loan is transferred or sold. Although attorneys general in several states have initiated litigation to challenge the agencies’ rules, a federal district court upheld the rules in 2022 and the states did not file an appeal. Nonetheless, some uncertainty remains as future litigants could seek to challenge the rules.
In 2020, the OCC issued a final rule to define when a bank is the “true lender” in a transaction, which is of significant relevance to platforms that partner with a national bank. In 2021, Congress passed a resolution under the Congressional Review Act to repeal the OCC’s regulation. Given that the rule was only in place a short time, the Fund cannot predict what impact, if any, its repeal will have on any platforms that partner with a national bank or the loans that such a national bank originates.
In addition to potential legal and regulatory challenges to platforms, several states have initiated enforcement actions or considered new legislation that may challenge the ability of state-chartered banks that partner with platforms to offer loans without a license or at interest rates above a state’s usury ceiling. Although these developments are relatively recent and some of their outcomes are uncertain, they could limit future investment opportunities or revenues for the Fund. Moreover, if a bank were to be found to have originated loans without a license and/or at interest rates not authorized by law, it could adversely impact the enforceability of loans made by such bank, which could adversely affect the Fund.
In addition, numerous other statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of an investor to enforce a loan facilitated through an alternative lending platform. If a platform or related entity were to go into bankruptcy or become the subject of an insolvency proceeding, the platform or related entity may stop performing its services with respect to the loans. Any replacement servicer retained for such services may assess higher fees and/or demand additional, less favorable terms with respect to its obligations. The servicer may also have the power, in connection with a bankruptcy or insolvency proceeding and with the approval of the court or the bankruptcy trustee or similar official, to assign its rights and obligations as servicer to a third party without the consent, and even over the objection, of any affected parties. If the servicer is a debtor in bankruptcy or the subject of an insolvency or similar proceeding, this may limit the ability of affected parties to enforce the obligations of the servicer, to collect any amount owing by the servicer or to terminate and replace the servicer. In addition, the sale of whole loans to the Fund may be found by a bankruptcy court not to have been a true sale, but recharacterized as a secured loan from the Fund to the platform. If such a recharacterization occurs, most platform loan purchase agreements provide that the platform grants a security interest to the Fund in the loans subject to the purchase agreement, but the Fund would incur the resulting uncertainty, costs and delays from having its loans deemed part of the bankruptcy estate of the platform, rather than assets owned outright by the Fund. A bankruptcy court may also reduce the monthly payments due under the related contract or loan and/or change the rate of interest and time of repayment of the indebtedness. Borrowers may delay or suspend making payments on loans because of the uncertainties occasioned by the bankruptcy or similar proceeding to which a platform or its related entities are subject, even if the borrowers have no legal right to do so. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on alternative lending-related securities will increase the potential bankruptcy risk to platforms and its related entities.
The U.S. presidential election of 2020 resulted in a change of administration that resulted in significant changes in leadership among the federal agencies that regulate consumer credit, including the CFPB, FTC, federal banking agencies and the Department of Justice. These agencies have generally adopted a more aggressive posture toward consumer protection issues. The Fund cannot predict whether these agencies will take any action to adopt new regulations, provide guidance or take supervisory or enforcement actions that will adversely or positively impact the marketplace lending industry or require changes to the business models of platforms that may adversely affect the platforms’ businesses. If a change in the laws or the interpretations of current laws were to occur, certain U.S. platforms could be required to either change the manner in which they conduct certain aspects of their operations or halt certain business operations all together, which could have a material adverse effect on the Fund’s ability to pursue its investment strategy. In addition, the outcome of the 2024 U.S. presidential election is uncertain and the Fund cannot predict the results or the impact that personnel or policy changes that may follow from the election will have on the Fund, its investment strategy, and/or its results, regardless of which party wins the election. In addition, certain platforms may have participated in government sponsored lending programs, such as the Paycheck Protection Program administered by the Small Business Administration, that were established in response to the
COVID-19
pandemic. It is unclear whether platforms or other lenders will face enforcement actions or other liabilities as a result of their conduct in participating in such programs.
At any time there may be litigation pending as well as supervisory or enforcement actions taken against banks that issue or originate loans for the platforms. Any such litigation or supervisory or enforcement actions may significantly and adversely impact such banks’ ability to make loans or subject them or the platforms they partner with to fines and penalties, which could consequently have a material adverse effect on the Fund. The platforms could also be forced to comply with the lending laws of all U.S. states, which may not be feasible and could result in platforms ceasing to operate. Any increase in cost or regulatory burden on a platform could have a material adverse effect on the Fund. Specifically, adverse supervisory or enforcement actions by regulatory agencies or rulings by courts in pending and potential future litigation could undermine the basis of platforms’ business models and could result ultimately in a platform or its lender members (investors) being characterized as a lender, which, as a consequence, would mean that additional U.S. consumer protection laws would be applicable to the loans sourced on such platforms, potentially rendering such loans voidable or unenforceable. In addition, a platform or its lender members could be subject to claims by borrowers, as well as enforcement actions by regulators. Even if a platform were not required to cease conducting business with residents of certain states or to change its business practices to comply with applicable laws and regulations, the platform or its lender members could be required to register or obtain and maintain licenses or regulatory approvals in all 50 U.S. states at substantial cost. If a platform were subject to fines, penalties or other regulatory action or ceased to operate, this could have a material adverse effect on the Fund’s ability to pursue its investment strategy.
In addition to laws governing the activities of lenders and servicers, a limited number of states require purchasers of certain loans, primarily consumer loans and mortgage loans, to be licensed or registered in order to own the loans or, in certain states, to collect a rate of interest above a specified rate. The Fund intends to obtain licenses if and where required in order to pursue its investment strategy. To the extent the Fund obtains such licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities that may have an adverse effect on its results or operations. If the Fund were delayed in obtaining, or were unable to obtain, required licenses in certain states, this could limit its ability to invest in loans to borrowers in those states. If the Fund were to be deemed to have acquired loans without first obtaining a required license, the Fund could be subject to penalties, prohibited or restricted in its ability to enforce loans or collect interest, or subject to other damages, which could have a material adverse effect on the Fund, its investment strategy, and/or results.
Because loans are not ordinarily registered with the Commission or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans in which the Fund invests may not be considered “securities” for purposes of the anti-fraud protections of the federal securities laws. In the event certain loans in which the Fund invests are not considered securities, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws. The Fund has been advised by the Staff of the Commission that it is the view of the Commission and its Staff that the purchase of whole loans through alternative lending platforms involves the purchase of “securities” under the 1933 Act, issued by the originating platforms, and that the purchase of whole loans by the Fund involves the purchase of securities.
If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Investment Advisers Act of 1940, their ability to conduct business may be materially adversely affected, and contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable. This could adversely affect the Fund’s ability to pursue its investment strategy and adversely affect the value of the Fund’s shares.
The U.S. federal Fair Debt Collection Practices Act (“FDCPA”) provides guidelines and limitations on the conduct of third-party debt servicers in connection with the collection of consumer debts. In order to ensure compliance with the FDCPA, U.S. platforms often contract with professional third-party debt collection agencies to engage in debt collection activities with respect to consumer debts. The CFPB, the U.S. federal agency responsible for administering the FDCPA, is engaged in comprehensive rulemaking regarding the operation of the FDCPA, which may adversely impact the ability of third-party debt collectors to recover claims from borrowers and may reduce amounts recovered or value of charged-off
debts. Any such changes could have an adverse effect on U.S. platforms and, therefore, on the Fund as an investor through such platforms. The U.S. federal Fair Credit Reporting Act (“FCRA”) regulates consumer credit reporting. Under the FCRA, liability may be imposed on furnishers of data to credit reporting agencies, such as platforms that service loans for the Fund, to the extent that adverse credit information reported is false or inaccurate.
U.S. federal law provides borrower service members on active military service with rights that may delay or impair a platform’s ability to collect on a loan. The Servicemembers Civil Relief Act (“SCRA”) requires that the interest rate on pre-existing
debts, such as service member loans, be set at no more than 6% while the qualified service member or reservist is on active duty. An investor in an alternative lending-related security that is dependent on the performance of such a loan, such as the Fund, will not receive the difference between 6% and the original stated interest rate for the loan during any such period. This law also permits courts to stay proceedings and execution of judgments against service members and reservists on active duty, which may delay recovery on any loans in default and, accordingly, payments on the instruments that are dependent on these loans. If there are any amounts under such a loan still due and owing to the platform after the final maturity of the instrument that corresponds to the loan, a platform may have no further obligation to make payments on the instrument to the Fund, even if the platform later receives payments after the final maturity of the instrument.
Platforms do not take military service into account in assigning loan grades to borrower service member loan requests. In addition, platforms do not request prospective borrowers to confirm if they are a qualified service member or reservists within the meaning of the SCRA as part of the borrower registration process. As a result, the platform may not always be able to ensure compliance with the requirements of the SCRA as well as the Military Lending Act, which, among other things, limits the cost of credit on a covered loan to 36% per year.
In addition, regulatory changes applicable to the collateral securing certain loans to which the Fund may have exposure, particularly non-traditional
forms of collateral (e.g., digital assets like bitcoin), may adversely impact the value of such collateral or a platform’s or loan servicer’s ability to service such loans.
Lender Liability.
A number of judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. If a loan held by the Fund were found to have been made or serviced under circumstances that give rise to lender liability, the borrower’s obligation to repay that loan could be reduced or eliminated or the Fund’s recovery on that loan could be otherwise impaired, which would adversely impact the value of that loan.
In limited cases, courts have subordinated the loans of a senior lender to a borrower to claims of other creditors of the borrower when the senior lender or its agents, such as a loan servicer, is found to have engaged in unfair, inequitable or fraudulent conduct with respect to the other creditors. If a loan held by the Fund were subject to such subordination, it would be junior in right of payment to other indebtedness of the borrower, which could adversely impact the value of that loan.
Regulatory Regime in the United Kingdom.
The Fund may invest in alternative lending-related securities through platforms domiciled in the UK. Such platforms must be authorized and regulated by the Financial Conduct Authority (“FCA”) in order to engage in the regulated activity of “operating an electronic system in relation to lending.”
The FCA imposes regulatory controls for platform operators, including the application of conduct of business rules (in particular, relating to disclosure and promotions), minimum capital requirements, client money protection rules, dispute resolution rules and a requirement for firms to take reasonable steps to ensure existing loans continue to the administered if the firm goes out of business. These regulations and any further new laws and regulations could have a material adverse effect on UK platforms’ businesses and may result in interruption of operations by such platforms or the passing on of the costs of increased regulatory compliance to investors, such as the Fund, in the form of higher origination or servicing fees.
The Fund may invest in loans that constitute regulated credit agreements (consumer credit loans) under the Financial Services and Markets Act 2000 (“FSMA”). Article 60B of the amended Financial Services and Markets Act 2000 (Regulated Activities) Order 2001 (the “RAO”) provides that the activity of entering into a regulated credit agreement as lender or exercising or having the right to exercise the lender’s rights and duties under such credit agreement requires FCA authorization. However, article 60I of the RAO and paragraph 55 of the schedule to the Financial Services and Markets Act 2000 (Exemption Order) 2001 provide exemptions from authorization to persons who acquire rights under a regulated credit agreements (but who do not make any such loans or extend any new credit), provided that the servicer of such loans is appropriately authorized by the FCA and the relevant service agreement complies with the requirements of the relevant exception being relied on.
The Fund is not authorized by the FCA in respect of consumer credit activities. To the extent that it acquires any loans that are regulated credit agreements under FSMA, the Fund will be required to ensure that a person with the appropriate FCA authorization is engaged to service such regulated credit agreements in accordance with the exemptions from authorization under article 60B and paragraph 55 outlined above. If the FCA were to successfully challenge the Fund’s reliance on this exemption, this could adversely affect the Fund’s ability to invest in consumer loans in the United Kingdom or other alternative lending-related securities relating to such consumer loans, and could subject to the Fund to costs that could adversely affect the results of the Fund.
The future regulatory regime in the United Kingdom is currently uncertain as a result of the United Kingdom’s exit from the European Union on January 31, 2020 (“Brexit”). While an agreement governing post-Brexit trade between the United Kingdom and the European Union became effective on January 1, 2021, significant issues, such as market access for financial firms and applicable data protection standards, remain unsettled, and it is unclear what form a permanent arrangement with respect to such issues may take or what impact it would have on the United Kingdom regulatory regime. From January 1, 2021, EU law ceased to apply in the UK. However, many EU laws were assimilated into English law and these assimilated laws will continue to apply until such time as they are repealed, replaced or amended. The United Kingdom government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the European Union laws that currently apply in the United Kingdom. It is impossible to predict the consequences on the Fund and its investments. Such changes could be materially detrimental to investors, including the Fund. Brexit may have a significant impact on the U.K., Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies, which could adversely affect Fund performance. The ultimate effect of these and other social-political or geopolitical issues are not known but could profoundly affect particular economies and markets as well as global economies and markets, which may include companies or assets held or considered for prospective investment by the Fund and could negatively affect the value and liquidity of the Fund’s investments.
Regulatory Regime in Other Jurisdictions
.
The platforms and their investors may face regulation in the other jurisdictions in which the Fund invests. Many other jurisdictions have regulatory regimes in place to authorize or regulate platforms. If any entity operating a platform through which the Fund invests, or any entity that is the lender under a loan agreement facilitated by that platform, were to lose its license or have its license suspended or revoked, the platform might be forced to cease its operations, which could impair the ability of the Fund to pursue its investment strategy by investing in loans originated by that platform, and could disrupt the servicing and administration of loans to which the Fund has exposure through that platform. Any such disruption could impact the quality of debt collection procedures in relation to those loans and could result in reduced returns to the Fund from those investments. In addition, some jurisdictions may regulate the terms of loans issued through a platform or impose additional requirements on investments in such loans, which could impact the value of alternative lending-related securities purchased from a platform operating in such a jurisdiction or the ability of the Fund to pursue its investment strategy by investing in loans originated by such a platform. New or amended laws or regulations could disrupt the business operations of platforms operating in jurisdictions in which the Fund invests and could result in the platforms passing on of increased regulatory compliance costs to investors, such as the Fund, in the form of higher origination or servicing fees.
Privacy and Data Security Laws Risk
.
There has been an increase in legislative and regulatory activity related to privacy and data security issues in recent years. GLBA and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws providing consumers with certain rights and requiring safeguards on the privacy and security of consumers’ personally identifiable information. For example, on January 1, 2020, the CCPA took effect and creates obligations on covered companies to, among other things, disclose certain personal information about California residents with those residents, allow those residents to request that certain personal information be deleted, and allow those residents to opt-out
of the sale of their information. This law and its implementing regulations are evolving and subject to interpretation. Similarly, there are a number of legislative proposals related to privacy and data security in the European Union and the United States, at both the federal and state level. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personally identifiable information, and the Fund intends to implement procedures designed to prevent the disclosure of non-public
personally identifiable information to the Fund. However, service providers to the Fund, including the Fund’s custodians and the platforms acting as loan servicers for the Fund, may obtain, hold or process such information. While the Fund has adopted policies and procedures regarding the platforms’ and custodian’s protection and use of non-public
personally identifiable information, the Fund cannot guarantee the security of that data and cannot guarantee that service providers have been and will continue to comply with GLBA, CCPA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA, CCPA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. In addition, given that proposed laws and regulations related to privacy and data security are pending in numerous U.S. states and other jurisdictions, the Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personal information, and the Fund intends to implement procedures designed to prevent the disclosure of non-public
personal information to the Fund. However, service providers to the Fund, including the Fund’s custodians and the platforms acting as loan servicers for the Fund, may obtain, hold or process such information. While the Fund has adopted policies and procedures regarding the platforms’ and custodian’s protection and use of non-public
personal information, the Fund cannot guarantee the security of that data and cannot guarantee that service providers have been and will continue to comply with GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
Securitization Risk.
The Fund seeks to sell certain whole loans, and may sell other alternative lending-related investments, to special purpose entities, sometimes referred to as securitization vehicles, formed by third parties for the purpose of acquiring alternative lending-related investments and issuing securities. The Fund may increase the volume and frequency of its sales as an active and reliable secondary market continues to develop over time, and a material portion of its performance may be dependent on such sales. If the development of this market were to slow, stop or reverse, it may adversely impact the Fund. In connection with the sale or contribution by the Fund or its Subsidiaries of certain of their alternative lending-related investments to any such special purpose entity, the Fund or its Subsidiaries may be required to make certain representations about the alternative lending-related investments sold or contributed to such special purpose entity. The Fund or its Subsidiaries also may be required to indemnify such special purpose entity, or to repurchase the alternative lending-related investments to which such representations relate, to the extent that any such representation is found to have been inaccurate on the date that it was made. In making such representations, the Fund or applicable Subsidiary may rely upon certain representations and warranties made to the Fund by the platform from which the Fund or such Subsidiary originally acquired the relevant alternative lending-related investment. If the Fund or the applicable Subsidiary relies on any such representations made by a platform, the Fund or such Subsidiary is expected to have a right of indemnification from, or a right to sell the relevant alternative lending-related investment back to, such platform if such representations by such platform are found to have been inaccurate on the date on which they were made. In the event that the Fund or the applicable Subsidiary is required to indemnify, or to repurchase alternative lending-related investments from, a special purpose entity as a result of a representation made by the Fund to such special purpose entity, it is expected that the Fund or such Subsidiary will seek to recoup its losses by exercising its rights to a similar remedy against the platform from which it purchased such alternative lending-related investments. However, it is possible that the Fund or such Subsidiary will not be able to obtain representations from the relevant platform that back up all representations required to be made by the Fund in connection with a securitization, and the Fund may be unable to recoup some or all of such losses through such arrangements.
Risk of Fraud.
The Fund may be subject to the risk of fraudulent activity associated with the various parties involved in alternative lending, including the platforms, issuers, banks, borrowers and third parties handling borrower and investor information. Prospective borrowers may materially misrepresent any of the information they provide to the platforms, including their credit history, the existence or value of purported collateral, the purpose of the loan, their occupation or their employment status. Platforms may not verify all of the information provided by prospective borrowers. As discussed under “— Credit/Counterparty Risk,” the accuracy of a platform’s evaluation of a borrower’s creditworthiness could be significantly impaired if based on flawed information. Except where a platform is required to repurchase loans or securities or indemnify investors, fraud may adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on its investments and, therefore, may negatively impact the Fund’s performance. A platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest, as platforms may be obligated to repurchase loans and/or indemnify investors in the case of fraud and may, therefore, have an incentive to deny or fail to investigate properly a claim of fraud. Furthermore, there can be no guarantee that the resources, technologies or fraud prevention measures implemented by a platform will be sufficient to accurately detect and prevent fraud.
The Fund is also subject to the risk of fraudulent activity by a platform or a backup servicer. In the event that a platform or backup servicer engages in fraudulent activity, the pools of loans originated or sourced by the platform or any loans serviced by the platform or backup servicer may be impaired or may not be of the quality that the Fund anticipated, thereby increasing the risk of default in respect of such loans.
Below-Investment-Grade Securities and Unrated Securities Risk
.
The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities or mortgage-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization. Although the Fund’s Fundamental Investment Restrictions do not permit the Fund to invest in loans of subprime quality, some unrated securities purchased by the Fund may be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. In addition, the Fund may invest in securities that are rated below investment grade. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below
BBB-
by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” As described under “— Credit/Counterparty Risk,” in evaluating the creditworthiness of borrowers of such unrated investments, the Adviser may rely on the ratings ascribed to such borrowers by the relevant platform. The Adviser may also rely on reports from one or more independent vendors as part of its investment process or may create its own internal risk model for this purpose.
The analysis of the creditworthiness of borrowers may be less reliable than for more traditional borrowings, such as bank loans, and more complex than for issuers of higher-rated investments. The Fund’s ability to achieve its investment objective may, as a result, be more dependent upon the platform’s credit analysis than would be the case if the Fund had exposure to more traditional investments. In addition, such investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default) and liquidity risk. There is a greater risk of loss associated with alternative lending-related securities and the ability of a borrower to make payments is predominantly speculative for below-investment-grade investments or unrated investments judged by the Adviser to have a similar quality. Borrowers may be in default or have a currently identifiable vulnerability to default on their payments of principal and/or interest or other payments or may otherwise present elements of danger with respect to payments of principal or interest. Below-investment-grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below-investment-grade investments will fluctuate and may, therefore, cause the Fund’s value to be more volatile. Certain investments of the Fund may be downgraded to below-investment-grade status (or may be judged by the Adviser to be of comparable quality) after the Fund purchases them.
Pursuant to the Fundamental Investment Restrictions, the Fund may not invest in loans that are of subprime quality at the time of investment.
Interest Rate Risk
.
The values of the Fund’s investments in income-producing alternative lending-related securities (such as whole loans, other debt instruments, preferred securities and convertible securities) and debt securities issued by REITs change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates; floating rate loans can also decrease in value if their interest rates do not rise as quickly or as much as market interest rates. Conversely, variable rate instruments generally will not increase in value if interest rates decline. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument may be extended, increasing the potential for loss.
Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions and market developments), and debt securities may be difficult to value during such periods. Over the past decade, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. To the extent the U.S. Federal Reserve raises interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for debt securities, overall economic activity, the financial condition of borrowers, the supply of alternative lending-related securities and on the management of the Fund.
Prepayment Risk
.
Borrowers may decide to prepay all or a portion of the remaining principal amount due under a loan at any time, without penalty, unless the underlying loan agreement provides for prepayment penalties. Prepayment reduces the yield to maturity and the average life of a loan or other security. In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment. If the Fund buys a security at a premium, the premium could be lost in the event of a prepayment. In periods of falling interest rates, the rate of prepayments (and price fluctuation) tends to increase as borrowers are incentivized to pay off debt and refinance at new lower rates. Borrowers may also seek to prepay debt obligations in order to refinance at lower interest rates if their credit standing improves such that they are eligible to borrow at a lower interest rate. During such periods, the Fund generally will be forced to reinvest the prepayment proceeds at lower rates of return than the Fund expected to earn on the prepaid assets, provided that the Fund is able to identify suitable reinvestment opportunities, which may adversely impact the Fund’s performance.
Illiquidity Risk
.
To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. Alternative lending-related securities, which typically are contractually non-transferable,
are not listed on any securities exchange and/or are not registered under the 1933 Act, are illiquid. Although an active, reliable secondary market for alternative lending-related securities generally does not exist, a secondary market for certain alternative lending-related securities is developing. However, there can be no assurance that an active market will develop or that such a market will exist for any particular security. To the extent that there is any secondary market for the Fund’s alternative lending-related securities, it is over-the-counter,
as opposed to exchange-traded, and may, therefore, provide less transparency; such markets may also be smaller and less active than the market for investments that are higher-rated, which may adversely affect the prices at which the Fund can sell its investments and may result in losses to the Fund. At any given time, the Fund’s portfolio is substantially illiquid.
The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Investors, like the Fund, that are acquiring or otherwise gaining exposure to such loans and other related instruments usually must, among other things, hold the loans through maturity in order to recoup their entire investment and during that time will be unable to make additional investments using the capital that is put towards such investments or any proceeds on a potential sale of such investments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.
Valuation Risk
.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. The Fund typically uses a third-party pricing service to value the Fund’s investments in alternative lending-related securities, as market quotations generally are not available. The Fund’s investments may also be fair valued by the Adviser Valuation Committee as described under, and in accordance with the procedures described under, “Determination of Net Asset Value” below. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.
Competition,
Ramp-up
and Exposure Risks
.
The market for alternative lending-related securities is highly competitive and rapidly evolving. The Fund faces competition for access to platforms and alternative lending-related securities, including from other institutional investors; such competitors may have higher risk tolerance, greater financial or other resources and/or other advantages. The competitive pressures the Fund faces may impact the Fund’s ability to make investments consistent with its investment objective. Various platforms also compete with one other as well as with more traditional lenders, including banks with substantially greater financial resources. If the Fund is inhibited from deploying capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than may otherwise be available through alternative lending-related securities.
There can be no assurances as to how long it will take the Fund to invest the net proceeds from additional sales of Fund Shares, and the longer the period the greater the likelihood that the Fund’s performance will be adversely affected. Pending deployment of any incremental net proceeds from Share sales, the Fund generally invests cash held in cash deposits and cash equivalents. The Fund typically limits the sale of its securities based on the Adviser’s assessment of its ability to invest the proceeds in an effective and timely manner.
If the Fund’s access to platforms is limited, whether due to ramp-up,
termination of existing arrangements or failure to secure arrangements with other platforms, its exposure to the risks of the platforms to which the Fund is exposed, as discussed under “— Platform Risk,” and the risks of increased exposure to a potentially more limited pool of portfolio investments, may increase. Moreover, a platform may be unable to sustain its current lending model or may change its underwriting or credit models, borrower acquisition channels, quality of debt collection procedures and/or servicing models in ways that may make such investments unsuitable for the Fund; such changes may occur after the Fund has already made its investments and, as most of the Fund’s alternative lending-related securities are illiquid, the Fund may not be able to divest itself of the instruments at all or at an advantageous time or price. Even if the Fund is exposed to a varied pool of assets, the Fund’s investment focus on alternative lending-related securities will cause the Fund to be subject to greater overall risk than if the Fund’s exposures were less focused, as it is exposed to events affecting the alternative lending-related industry.
Even if the Fund’s alternative lending-related securities are varied as to borrower type, geographic location, loan purpose or other features, they may nevertheless have some similar characteristics and may, therefore, be subject to many of the same risks and/or regulatory regimes and may respond in a similar manner to particular economic, market, political or other developments.
Geographic Focus Risk
.
The Fund will seek to build a geographically diverse portfolio, with assets currently focused primarily in the U.S., United Kingdom, Australia and New Zealand. The Fund is not subject to any geographic restrictions when investing and, therefore, could focus its investments in a particular geographic region, whether in the U.S. or abroad. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the Fund’s investments relate to loans owed by borrowers resident or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made
disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s investments in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region.
Non-U.S.
Securities Risk
.
The Fund may invest in the alternative lending-related securities of
non-U.S.
issuers. Such investments may involve risks not ordinarily associated with exposure to alternative lending-related securities of U.S. issuers. The foreign alternative lending industry may be subject to less governmental supervision and regulation than exists in the U.S.; conversely, foreign regulatory regimes applicable to the alternative lending industry may be more complex and more restrictive than those in the U.S., resulting in higher costs associated with such investments, and such regulatory regimes may be subject to interpretation or change without prior notice to investors, such as the Fund.
Non-U.S.
platforms may not be subject to accounting, auditing, and financial reporting standards and practices comparable to those in the U.S. Due to difference in legal systems, there may be difficulty in obtaining or enforcing a court judgment outside the U.S. For example, bankruptcy laws may differ across the jurisdictions in which the Fund may invest, and it may be difficult for the servicer to pursue borrowers who borrow through
non-U.S.
platforms. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund’s investments in
non-U.S.
securities may be subject to risks of increased transaction costs, potential delays in settlement or unfavorable differences between the U.S. economy and foreign economies.
The Fund’s exposure to alternative lending-related securities issued by
non-U.S.
issuers may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. As described further under “— Currency Risk,” fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in alternative lending-related securities of
non-U.S.
issuers. The Fund is unlikely to be able to pass through to its shareholders foreign income tax credits in respect of any foreign income taxes it pays.
Government Securities Risk
.
The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.
Currency Risk
.
The Fund’s Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated in foreign
(non-U.S.)
currencies and income received by the Fund from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments.

Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that a currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. There can be no assurances or guarantees that any efforts the Fund makes to hedge exposure to foreign exchange rate risks that arise as a result of its investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.
In purchasing or selling local currency to fund trades denominated in that currency, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if the Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.
Risk of Investments in Other Pooled Investment Vehicles
.
Investing in another pooled investment vehicle, including securitization vehicles that issue asset-backed securities, including mortgage-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Adviser. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration.
Market Risk
.
The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer or borrower, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities. These risks may be particularly acute for the Fund, as alternative lending is a new and evolving industry.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as the ongoing conflict between Russia and Ukraine, global supply chain issues, rising energy prices and inflation and other impacts from the
COVID-19
outbreak.
Volatility Risk
.
The market value of the alternative lending-related securities to which the Fund has exposure may increase or decrease, sometimes rapidly and unpredictably, based upon changes in an issuer’s financial condition and/or overall market and economic conditions. Because many of the Fund’s investments may be illiquid and/or below investment grade (or unrated, but of a similar quality), the Fund may be subject to increased volatility risk. In addition, the Fund’s use of leverage increases the volatility of the Fund’s value.
Management and Operational Risk; Cyber-Security Risk
.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times.
Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.
The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses.
The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber-security risks are also present for issuers of securities in which the Fund invests, such issuers’ counterparties or the alternative-lending platforms from which the Fund purchases alternative lending-related securities, which could result in material adverse consequences for such issuers and alternative-lending platforms and could cause the Fund’s investment in such securities to lose value. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.
Alternative Lending Platform Operational and Technology Risk
.
Alternative lending-related securities are typically originated and/or documented in electronic form and there are ordinarily no tangible written documents evidencing such loans or any payments owed thereon. In addition, the Fund depends on electronic systems maintained by the custodian and the alternative lending platforms or their affiliates or service providers to maintain records, evidence ownership of the Fund’s investments and of the collateral securing certain loans the
Fund may have exposure to, appropriately safeguard such investments and collateral, service and administer such investments and manage collateral, if any. This means the Fund is vulnerable to the risks associated with such electronic systems, including, among others: power loss, computer systems failures and internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.
In addition, alternative lending platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Such software may contain errors or flaws. Some errors may only be discovered after the code has been released for external or internal use. Errors or other design defects within the software on which a platform relies may result in a negative experience for borrowers who use the platform, delay introductions of new features or enhancements, result in errors or compromise the platform’s ability to protect borrower or investor data or its own intellectual property. Any errors, flaws or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the loans or collateral associated with the platform. The electronic systems on which platforms rely may be subject to cyber attacks that could result, among other things, in data breaches, the release of confidential information and lost collateral and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.
In addition, despite any security measures established to safeguard the information in these systems, the highly automated nature of a platform or other service provider involved in the alternative lending process and of the digital nature of certain forms of non-traditional
collateral may make it an attractive target and potentially more vulnerable to cyber attacks, computer viruses, physical or electronic break-ins,
employee error, malfeasance and similar disruptions, which could negatively affect the Fund. If a platform or other service provider were unable to prevent such malicious activity, the breach could compromise the systems and result in the theft, loss or public dissemination of collateral or the information stored therein. As a result, the platform or other service provider or a borrower could suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention, the loss of collateral or reputational damage and the platform’s or other service provider’s ability to fulfill its servicing or other obligations would be adversely affected, which may adversely affect the Fund. Because techniques used to sabotage or obtain unauthorized access to systems change frequently and generally are not recognized until they are launched against a target, the platforms or other service providers may be unable to anticipate these techniques or to implement adequate preventative measures. In addition, certain legal or regulatory provisions may require companies to notify individuals of data security breaches involving their personal data. If security measures are breached because of third-party action, employee error, malfeasance or otherwise, or if design flaws in software are exposed and exploited, relationships with borrowers and investors could be severely damaged. Any failure of the systems technology on which the Fund relies, or other similar issues, could have a material adverse effect on the ability of the Fund to acquire, monitor or otherwise transact in alternative lending-related securities and, therefore, may impact the performance of the Fund.
A platform may rely on data centers or third-party service providers or vendors to deliver its services or maintain custody of certain forms of collateral. Any disruption of the businesses of such third parties, which may be subject to all of the foregoing risks, could similarly impede the platform’s business and operations or could interrupt or delay a platform’s ability to deliver on its obligations. As described in “— Risks Relating to Collateral or Guarantees” above, there are operational risks relating to collateral held by a custodian, which may be the alternative lending platform, a custodial agent and/or the borrower.
These potential risks may cause a decrease in the amount of loans acquired by the platforms, which may directly affect the Fund and its ability to achieve its investment objective. The potential for security breaches may also adversely affect the Fund due to its reputational impact on the platforms and wider effect on the alternative lending industry as a whole. Any of the foregoing failures or disruptions could have a material adverse effect on the performance of the Fund.
Derivatives Risk
.
The Fund may invest in a variety of derivatives, including futures contracts, forward contracts, swaps and other exchange-traded and over-the-counter
(“OTC”) derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying investment they are designed to track. The Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategies.
Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit/counterparty risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s NAV.
OTC derivatives are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded.
The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest (e.g., futures contracts, forward contracts and swaps) may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Borrowing and Leverage Risk” above.
The Fund’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders. See “Distributions and U.S. Federal Income Tax Matters” below.
The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. In addition, in the event of a counterparty bankruptcy, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract, including the return of any collateral that has been provided to the counterparty.

Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than the Fund and, if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.
The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require a counterparty to post collateral but do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will not receive the collateral the day the collateral is required to be posted. When a counterparty’s obligations are not fully secured by a perfected security interest in collateral, the Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults because it is essentially an unsecured creditor of the counterparty. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
The Fund may invest in derivatives with a limited number of counterparties and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. The Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress.
Rule
18f-4
provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. As required by Rule
18f-4,
the Fund will adopt and implement a derivatives risk management program to govern its use of derivatives and will appoint a derivatives risk manager who conducts periodic reviews of the program prior to relying on Rule
18f-4.
The Fund’s derivatives risk management program will include policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. In accordance with Rule
18f-4,
most investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” are considered to be derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements, which the Fund has elected to treat as derivatives under Rule
18f-4)
will be limited through a
value-at-risk
(“VaR”) test. Rule
18f-4
may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which may adversely affect the value of the Fund’s investments and/or performance of the Fund.
Specific risks involved in the use of certain types of derivatives in which the Fund may invest include:
Futures Risk
.
A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures and in the underlying reference asset positions underlying the futures contract. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved beyond the daily limits for several consecutive days with little or no trading. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract, and the Fund would remain obligated to meet margin requirements until the position is closed. If the Fund were to borrow money to use for trading purposes, the effects of such leverage would be magnified. Cash posted as margin in connection with the Fund’s futures contracts will not be available to the Fund for investment or other purposes. In addition, the Fund’s futures broker may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective. In connection with futures contracts and options on futures contracts, the Fund (directly or through a Subsidiary) typically posts margin directly to the FCM, who is expected typically to rehypothecate the margin to an exchange or clearinghouse. Prior to rehypothecation, such margin may be held by the FCM in commingled accounts with margin from other clients of the FCM. The margin maintained by the FCM is not subject to the regulatory protections provided by bank custody arrangements. If margin is posted to the FCM and rehypothecated, neither the Fund nor the FCM to whom the margin was posted will have custody of the margin. If margin posted by the Fund is not maintained with the Fund’s custodian, the Fund is fully exposed to the fraud and unsecured credit risk of the FCM to whom the margin is posted.
The CFTC and certain exchanges have established (and continue to evaluate and revise) limits, referred to as “position limits,” on the maximum net long or net short positions that any person or entity may hold or control in particular futures and options contracts (and certain related swap positions). Unless an exemption applies, all positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions held by different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified or positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.
Forwards Risk
.
Forward contracts are subject to some of the same risks as futures described above.
However,
forwards are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Trading in forward contracts is generally unregulated. There is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund.
Swaps Risk
.
The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments typically are not traded on exchanges; under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. For cleared swaps, the Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Fund is not a member of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund holds cleared swaps through accounts at clearing members. In cleared swaps, the Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.

In some ways, cleared swap arrangements are less favorable to funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because margin for cleared swaps positions in excess of a clearinghouse’s margin requirements typically is held by the clearing member. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.
Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.
Additionally, some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. As a general matter, under such requirements, the Fund’s transactions are subject to variation margin requirements and, depending on the aggregate notional value of bilateral derivatives entered into by the Fund, initial margin requirements may apply in the near future. Such requirements could increase the amount of margin the Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements or otherwise limiting liquidity or increasing transaction costs. Certain aspects of these regulations are still being implemented, so their potential impact on the Fund and the financial system is not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.
Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).
Subsidiary Risk
.
By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or such Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Short Sale Risk
.
Short sales are transactions in which the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset in anticipation of purchasing the same asset at the market price on a later date to close out the short position. The Fund may incur a loss if the market price of the asset underlying the short sale increases between the date of the short sale and the date on which the Fund must replace the borrowed asset or otherwise close out the transaction and such loss may exceed the initial investment. Under adverse market conditions, the Fund may have difficulty purchasing an asset to meet its short sale delivery obligations, and may have to sell portfolio assets to raise sufficient capital to fulfill its short sale obligations at a disadvantageous time. Entering into short sales where the Fund does not own the underlying asset creates a form of investment leverage, which can magnify the Fund’s exposure to changes in the value of the asset. Because the Fund may enter into short sales with respect to assets that it does not already own, the loss to the Fund from a short sale is theoretically unlimited, as the potential increase in the market price of the asset is unlimited. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short sales position at an advantageous time or price. To the extent that the Fund enters into short sales for hedging purposes, there can be no guarantee that the investment will be effective; any lack of correlation between the assets used in the short position and the exposure the Fund sought to hedge could result in losses.
Small and
Mid-Capitalization
Investing Risk
.
The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization
companies, recently organized companies and derivative instruments related to those securities. For example, the Fund may invest in equity or debt securities of companies in or related to the alternative lending industry or may gain exposure to the borrowings of such issuers facilitated through an alternative lending platform. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies. Many of the risks that apply to small capitalization companies apply equally to mid-capitalization
companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. The equity securities of alternative lending platforms or other issuers in this industry that are small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Fund or entities in which the Fund obtains exposure may be required to dispose of such securities or remain in a short position over a longer (and potentially less favorable) period of time than is required to dispose of or close out of a short position with respect to the securities of larger, more established companies. Investments in equity or debt instruments issued by small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as, if applicable, lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.
Tax Risk
.
The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as ordinary income.
Repurchase Offers Risk
.
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund.” In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally are funded from available cash or sales of portfolio securities, which are substantially illiquid. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. In compliance with its procedures, the Fund, to the extent possible, holds at least 5% of net assets in cash or other liquid assets at all times in order to meet its repurchase obligations. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. Although the Fund’s investments are illiquid and the secondary market for its investments is limited, the Fund believes that it would be able to find willing buyers for investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. Because the Fund employs investment leverage, repurchases of Shares compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline (as defined below) and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Portfolio Turnover
.
A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes profits or gains when it sells investments, it generally must pay those profits or gains to shareholders, increasing its taxable distributions, which generally are taxable as ordinary income to shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.
Temporary Defensive and Interim Investments
.
For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or
non-U.S.
government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.
Anti-Takeover Provisions
.
The Fund’s Declaration of Trust, together with any amendments thereto, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.

Effects of Leverage [Text Block]
Effects of Leverage
.
Assuming that senior securities represent approximately 26.46% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 7.98% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0.77%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 26.46% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 7.98% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.42)%	(7.10)%	(0.77)%	5.55%	11.87%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to achieve its investment objective, as a liquidity source to fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.42)%	(7.10)%	(0.77)%	5.55%	11.87%

Return at Minus Ten [Percent]		(13.42%)
Return at Minus Five [Percent]		(7.10%)
Return at Zero [Percent]		(0.77%)
Return at Plus Five [Percent]		5.55%
Return at Plus Ten [Percent]		11.87%
Effects of Leverage, Purpose [Text Block]	The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 26.46% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 7.98% (as discussed above). Your actual returns may be greater or less than those appearing below.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE FUND
The Fund is an investment portfolio of Stone Ridge Trust V (the “Trust”), a statutory trust established under the laws of State of Delaware by the Certificate of Trust dated November 4, 2015. The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of common Shares of beneficial interest, par value, unless the Trustees shall otherwise determine, $0.001 per share. All Shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Shares are, when issued, fully paid and non-assessable
by the Fund and have no
pre-emptive
or conversion rights or rights to cumulative voting.
Shareholders are entitled to share equally in dividends declared by the Board payable to holders of Shares and in the net assets of the Fund available for distribution to holders of Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred shares.
The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of such person’s status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.
Shareholders have no
pre-emptive
or conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares.
The Board may classify or reclassify any issued or unissued Shares of the Fund into shares of any class by redesignating such Shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such Shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.
As of February 28, 2025, the following amount of Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Common Shares of Beneficial Interest	Unlimited	0	37,940,206
Anti-Takeover Provisions
.
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of the Board by discouraging a third party from seeking to obtain control of the Trust. These provisions may have the effect of discouraging attempts to acquire control of the Trust, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds
of the class of Shares of the Trust that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets or liquidation. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

Outstanding Securities [Table Text Block]
As of February 28, 2025, the following amount of Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Common Shares of Beneficial Interest	Unlimited	0	37,940,206

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Default Risk.
The value of the Fund’s investments in whole loans and other alternative lending-related securities, such as shares, certificates, notes or other securities representing an interest in and the right to receive principal and interest payments due on whole loans or fractions of whole loans, is dependent on the borrowers’ continued and timely payments. The Fund receives payments on such investments only if the party servicing the loans receives the borrowers’ payments on the corresponding or underlying loans and passes such payments through to the Fund. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans will be made.
If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower. If the Fund were unable to recover unpaid principal or interest due, this would cause the Fund’s NAV to decrease. As described further under “— Risk of Unsecured Loans,” the Fund generally will not be able to offset losses on defaulting loans by looking to collateral or obligations of guarantors, insurers or governmental authorities, as many of the loans to which the Fund has exposure are obligations not secured by collateral or (except for certain loans to businesses) backed by any guarantee. In certain cases, after the loan has matured, the servicing party may have no obligation to make late payments to investors in such loan and, to the extent that the servicing party receives any funds from defaulting borrowers, the servicing party may retain those funds to cover attorneys’ fees, collection fees or other costs incurred in pursuing collection, which will diminish or eliminate the amount that the servicing party would otherwise pass on to the investor.
Borrowings obtained through alternative lending platforms may not limit borrowers from incurring additional debt. If a borrower incurs additional debt obligations after obtaining a loan, the borrower’s creditworthiness may diminish and any additional obligations could cause the borrower to experience financial distress, insolvency or bankruptcy, all of which would impair the borrower’s ability to repay the loan underlying the Fund’s investment. Under certain circumstances, payments to the Fund may be reclaimed in a bankruptcy proceeding if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment, which will result in losses to the Fund. If the additional debt obligation of the borrower is secured by collateral and the loan to which the Fund is exposed is unsecured, the borrower may be motivated to repay the secured loan before meeting its obligations under the unsecured loan.
Furthermore, the ability of secured creditors to pursue remedies against the collateral of the borrower may impair the borrower’s ability to repay its unsecured loan, or it may impair the platform’s or servicer’s ability to collect on the loan upon default. The loans in which the Fund invests generally do not include any cross-default provisions. Cross-default provisions render a default on one outstanding debt obligation an automatic default on another debt obligation of the borrower, which permits creditors to react more quickly to take steps to protect their interests. In contrast, the loans in which the Fund invests typically will be placed in default or referred to collection only if there are independent defaults on such loans, irrespective of whether the borrower has defaulted on a different debt obligation. Not only will the Fund not benefit from such protective provisions, the Fund also generally will not be made aware of any additional debt incurred by a borrower or whether such debt is secured or unsecured.
Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of various currencies, energy or gasoline prices, changes in consumer spending, the number of bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s circumstances, the stigma of bankruptcy, decreases in the value of the underlying collateral of any secured loans and other factors. For example, see “— Risks Relating to Collateral or Guarantees.” In addition, the
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, loan repayment and default rates. See “— Epidemic and Pandemic Risk.”

The default history for alternative lending borrowing arrangements is limited. Future defaults may be higher than historical defaults and the timing of defaults may vary significantly from historical observations. As described further under “— Credit/Counterparty Risk,” the credit profile and interest rates available to certain borrowers who seek credit through alternative lending platforms may result in a higher rate of default for alternative lending-related securities as compared with the debt instruments associated with more traditional lending models, such as banks, although pursuant to the Fundamental Investment Restrictions, the Fund may not invest in loans that are of subprime quality at the time of investment. If the impact of defaults on loans to which the Fund has exposure exceeds the profits on non-defaulting
loans, the Fund will be unable to achieve its investment objective.
The Fund’s investments in equity securities issued by alternative lending platforms themselves (or their affiliates) or REITs are also subject to the risk of loss. If a platform or other issuer defaults on its outstanding obligations, the Fund’s equity interest in such issuer may be diminished or extinguished and the Fund can expect to realize on any such investments only to the extent that the issuer’s creditors are made whole and the issuer still has residual profits that would benefit equity holders.

Loan Modification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Modification Risk.
At any time, and particularly during economic downturns or periods of market volatility, the terms of any loan to which the Fund gains exposure, including the interest rate, timing of payments or the overall amount to be repaid, may be modified in the discretion of the loan servicer or by operation of federal, state or local law or regulation in order to provide relief to borrowers experiencing financial hardship. Any such loan modification or forbearance may result in less favorable terms for the Fund and could adversely affect Fund performance by, among other things, postponing the receipt of payments by the Fund or reducing the overall amount to be repaid by the borrower. The servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower, and the Fund will typically have no ability to set the terms of any loan modification or forbearance or to influence the decision of the servicing entity.

Risk of Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Unsecured Loans.
Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. The Fund typically does not know the identity of borrowers and contracts with the platforms or third-party loan servicers to service the loans and, therefore, does not expect to (and in many cases will have no way to) pursue borrowers that fail to repay principal or interest. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending platform and the right to receive principal and interest payments due on whole loans or fractions of whole loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.

Risks Relating to Collateral or Guarantees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Collateral or Guarantees.
Even if a loan to which the Fund is exposed is secured, there can be no assurance that the collateral will, if or when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan. In some cases, borrowers of secured loans may be required to provide more collateral (or margin) when the value of the collateral falls below the loan’s margin requirements. In such cases, the platform or loan servicer will issue a margin call requiring the borrower to deposit additional cash or acceptable collateral. If the borrower fails to meet the margin call within the allotted time or, in the case of a secured loan that provides that the loan servicer may liquidate a portion of the collateral on deposit to cover the outstanding principal on the loan if the value of the collateral declines beyond a specified threshold, the platform or loan servicer may close out all or a portion of the borrower’s loan by liquidating all or a portion of the collateral on deposit. If the platform or loan servicer is unable to liquidate the collateral (timely or at all) or is forced to liquidate the collateral at a disadvantageous time or price or if the value of the proceeds from the liquidation of the collateral are less than the amounts owed under the secured loans, the value of the loan will be adversely affected. In purchasing secured loans, the Fund is not limited to any particular form of collateral and platforms may accept forms of collateral such as equity securities, shares of exchange-traded funds or bitcoin that may fluctuate substantially in value due to market conditions, which could adversely affect the value of the collateral, and, in turn, result in losses to the Fund. In addition, loans purchased through platforms that accept a single type of collateral for all loans could experience losses simultaneously. As described further under “ — Platform Risk,” the Fund is also subject to the risk that a platform or loan servicer will fail to sufficiently value collateral, issue margin calls, close out a loan by liquidating all or a portion of a borrower’s collateral or otherwise administer a loan’s margin requirements timely or at all, in which case a loan to which the Fund has exposure may be adversely impacted.
It is possible that the same collateral could secure multiple loans, in which case the liquidation proceeds of the collateral may be insufficient to cover the payments due on all the loans secured by that collateral. There can be no guarantee that the collateral can be liquidated at the value the Fund believes the collateral is worth or at all, and any costs associated with such liquidation could reduce or eliminate the amount of funds otherwise available to offset the payments due under the loan. As described further under “— Default Risk” and “— Risk of Unsecured Loans,” the Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect. To the extent that the loan obligations in which the Fund invests are guaranteed by a third party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower default on its payments. As described under “— Default Risk,” the Fund could suffer delays or limitations on its ability to realize the benefits of the collateral to the extent the borrower becomes bankrupt or insolvent. Moreover, the Fund’s security interests may be unperfected for a variety of reasons, including the failure to make a required filing by the servicer and, as a result, the Fund may not have priority over other creditors as it expected.

Borrowing and Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing and Leverage Risk.
The Fund and its Subsidiaries have obtained and expect in the future to obtain financing to make investments and/or to fund Share repurchases. The Fund and its Subsidiaries intend to obtain through traditional financing facilities, through reverse repurchase agreements or other similar derivatives transactions or through a mix of the foregoing. Such borrowings are typically secured by investments held by the Fund or such Subsidiary. The Fund also may obtain leverage through derivative instruments that afford the Fund economic leverage or other investments, such as asset-backed securities, that may have embedded leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. For example, if the Fund obtains structural leverage through its Subsidiaries that finance their investments in alternative lending-related securities, a decrease in the value of those securities will negatively impact the Fund’s NAV to a greater extent than if the Fund had not used leverage. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to comply with the requirements of Rule
18f-4.
In addition, the Fund’s interests in Subsidiaries that have entered into borrowing arrangements typically will rank after such borrowings and if the Subsidiaries’ assets decline in value, the return on the Fund’s equity interest may be adversely affected.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. The Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the counterparty to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase such securities could be delayed or impaired. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
The Fund’s borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest. Borrowing gives rise to interest expense and may require the Fund to pay other fees. The costs of borrowing will reduce the Fund’s return. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain appropriate lines of credit or other borrowing facilities. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases. Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms.
The Fund’s borrowings are typically secured by investments held by Subsidiaries of the Fund. The Subsidiaries of the Fund that pledge investments to secure the Fund’s borrowings are typically separate bankruptcy-remote entities formed for the purpose of holding specific securities and pledging those securities to secure the Fund’s borrowing. The assets of any such Subsidiary are not available to other creditors, or to any other Subsidiary or the Fund, except to the extent of permitted distributions made to the Fund. The Fund’s borrowings may impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder the Fund’s ability to make additional investments and/or to fund Share repurchases.
Market conditions may unfavorably impact the Fund’s or its Subsidiaries’ ability to secure borrowings on favorable or commercially feasible terms. Borrowing will also cost the Fund interest expense and other fees. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage and the facility fees that the Fund or its Subsidiaries pay, resulting in a loss to the Fund even if the rate of return on those assets is positive. The costs of borrowing will reduce the Fund’s return. To the extent the Fund or a Subsidiary is able to secure financing, fluctuations in interest rates could increase the costs associated with the Fund’s or Subsidiary’s use of certain forms of leverage, and such costs could reduce the Fund’s return.
The 1940 Act requires a
closed-end
fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) at the time that it issues senior securities and generally requires a closed-end
fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the fund) or distribution on the fund’s stock or the repurchase of any of the fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300%, after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to comply with the requirements of Rule
18f-4.
Because, as discussed in more detail under “— Illiquidity Risk”, the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in losses to the Fund. There can be no assurances that the Fund’s use of leverage will be successful.
Effects of Leverage
.
Assuming that senior securities represent approximately 26.46% of the Fund’s total assets (including the amounts of such senior securities) and that the Fund bears expenses relating to such senior securities at an annual effective interest rate of 7.98% (based on interest rates for such senior securities as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of such senior securities would be approximately 0.77%. These figures are merely estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with senior securities used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the Commission. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s senior securities represent approximately 26.46% of the Fund’s total assets (including such senior securities) and an annual rate of interest of 7.98% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.42)%	(7.10)%	(0.77)%	5.55%	11.87%
Corresponding Share total return is made up of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s senior securities) and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to achieve its investment objective, as a liquidity source to fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including Stone Ridge’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Epidemic and Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Epidemic and Pandemic Risk.
The impact of
COVID-19,
and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the
COVID-19
outbreak and other infectious illness outbreaks that may arise in the future may exacerbate other pre-existing
political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results. The impact of
COVID-19
or any future public health crisis may also heighten the other risks disclosed in this prospectus.
For example, during the height of the
COVID-19
pandemic, the share of loans in the Fund’s portfolio that were placed in forbearance or otherwise modified increased substantially, which reduced, and may in the future reduce again, the principal and interest payments received by the Fund each month. Loans placed in forbearance or otherwise modified may default at higher rates than they otherwise would have in the absence of the
COVID-19
pandemic, which could adversely affect the Fund’s performance and your investment in the Fund. In addition, the alternative lending platforms to which the Fund has exposure substantially reduced the number of loans they originated each month in response to the early waves of the
COVID-19
crisis. If this decrease in originations resumes, the Fund could face additional competition for access to platforms and alternative lending-related securities, and could be prevented from deploying capital in a timely or efficient manner. As discussed further under “Competition,
Ramp-up
and Exposure Risks” below, this could force the Fund to invest in cash, cash equivalents or other assets that may result in lower returns than may otherwise be available through investments in alternative lending-related securities. Furthermore, as discussed in more detail under “Platform Risk,” the Fund relies on alternative lending platforms to, among other things, originate or source alternative lending-related securities and to service loans to which the Fund has exposure. The disruption to the platforms’ businesses caused by the
COVID-19
pandemic or any future public health crisis could limit or eliminate the ability of the Fund to invest in loans originated or sourced by one or more platforms or inhibit a platform’s ability to service loans to which the Fund has exposure, which could have an adverse effect on the Fund and its performance. The impact of
COVID-19
or any future public health crisis may also heighten the other risks disclosed in this prospectus.

AssetBacked Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk.
The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. For example, such asset-backed securities may be more sensitive to changes in prevailing interest rates than other securities. In addition, prepayment on the underlying assets may have the effect of shortening the weighted average maturity of the portfolio assets of such entities and may lower their return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying assets and the servicing of those assets; for this reason, many of the other risks described herein are relevant to the asset-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default and that recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. Payment of interest and repayment of principal on asset-backed securities, as well as the return associated with an equity investment in an asset-backed security, is largely dependent upon the cash flows generated by the underlying loans or other assets backing the securities. For example, the ongoing
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, loan repayment and default rates. See “— Epidemic and Pandemic Risk.” The risks and returns for investors like the Fund in asset-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying assets is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many asset-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying assets and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying asset directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In the event that the market for asset-backed securities experiences high volatility and a lack of liquidity, the value of many asset-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.

MortgageBacked Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk.
The Fund’s investments in securitization vehicles or other special purpose entities that hold mortgages or mortgage-backed securities may involve risks that differ from or are greater than risks associated with other types of investments. For example, such mortgage-backed securities may be more sensitive to changes in prevailing interest rates than other securities. The rate of pre-payments
on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. For example, the ongoing
COVID-19
pandemic has impacted, and other infectious illness outbreaks may in the future impact, the rate of loan modification, forbearance and other forms of relief that may extend the effective duration of a mortgage-backed security. See “— Epidemic and Pandemic Risk.”
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

The mortgage-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying mortgages and the servicing of those mortgages; for this reason, many of the other risks described herein are relevant to the mortgage-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default. In the event of default, the holder of a mortgage-backed security may not have a security interest in the underlying collateral, and even if such a security interest exists, the recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving mortgage loans. Payment of interest and repayment of principal on mortgage-backed securities, as well as the return associated with an equity investment in a mortgage-backed security, is largely dependent upon the cash flows generated by the underlying mortgages backing the securities. The risks and returns for investors like the Fund in mortgage-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying mortgages is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many mortgage-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Mortgage-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying mortgages and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying mortgages directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to mortgage-backed securities. In the event that the market for mortgage-backed securities experiences high volatility and a lack of liquidity, the value of many mortgage-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.

Real Property Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Property Risk.
The Fund may gain exposure to loans collateralized or secured by, or relating to, real property, or it may invest in equity or debt securities issued by REITs. The value of an investment in REIT securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of improved and unimproved real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of these investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, mortgagors may elect to prepay, which prepayment may diminish the yield on mortgage-backed securities.
Some borrowers may intend to use resale proceeds to repay their loans. A decline in property values could result in a loan that is greater than the property value, which could increase the likelihood of borrower default.
The payment schedules with respect to many real estate-related loans are based on projected revenues generated by the property over the term of the loan. These projections are based on factors such as expected vacancy rates, expense rates and other projected income and expense figures relating to the property. The actual revenues generated by a property could fall short of projections, due to factors such as lower-than-expected rental revenues, or greater-than-expected vacancy rates or property management expenses. In such cases, a borrower may be unable to repay a loan. To the extent the Fund has exposure to construction or rehabilitation/renovation loans, it may be adversely impacted by, among other things, risks involving the timeliness of the project’s completion, the integrity of appraisal values, whether or not the completed property can be sold for the amount anticipated and the length of the construction and/or sale process.

A borrower’s ability to repay a loan relating to real property or the value of securities issued by a REIT that holds real property might also be adversely affected if toxic environmental contamination were to be discovered to exist on the property. Environmental contamination may give rise to a diminution in value of the underlying property or may lead to liability for clean-up
costs or other remedial actions. A platform or third-party servicer could be forced to take on potential additional liabilities and responsibilities in the event of foreclosure. A platform may choose not to foreclose on a contaminated property as the potential liability could exceed the value of the real property or the principal balance of the related loan. The failure to perform the required remedial actions could, in some jurisdictions, give rise to a lien on mortgaged property to ensure the reimbursement of remedial costs, which could decrease the value of the property that serves as collateral.
The state of law is currently unclear as to whether and under what circumstances clean-up
costs, or the obligation to take remedial actions, can be imposed on a secured lender (which may, under certain circumstances, include an alternative lending platform or the Fund). If the Fund or a platform does become liable for cleanup costs, it may bring an action for contribution against the current owners or operators, the owners or operators at the time of on-site
disposal activity or any other party who contributed to the environmental hazard, but these persons or entities may be bankrupt or otherwise judgment-proof. Furthermore, an action against the borrower may be adversely affected by the limitations on recourse in the loan documents.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
.
In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. See “— Real Property Risk” above. REITs are also subject to the risk of fluctuations in income from underlying assets, poor performance by the REIT’s manager, the manager’s inability to manage cash flows generated by the REIT’s assets, adverse local or general economic conditions, possible lack of availability of financing, changes in interest rates, self-liquidation, adverse economic conditions, adverse changes in the tax laws, and, with regard to certain REITs, the risk of failing to qualify for tax-free
pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a REIT were ineligible for the favorable tax treatment afforded to REITs under the Code, it would be subject to U.S. federal income tax, thus reducing its value. REITs also depend upon specialized management skills, may have limited financial resources and may have limited diversification because they invest in a limited number of properties or mortgages, a narrow geographic area or a single type of property or mortgage. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, the equity securities of private REITs are not traded on national securities exchanges, and are therefore generally illiquid.
In addition, different types of REITs have different risk profiles. The value of securities issued by equity REITs, which own properties that are leased to tenants and derive income from the collection of rents, may be affected by changes in the value of the underlying real property, fluctuations in the demand for real estate, defaults by tenants, and decreases in market rates for rent. The value of securities issued by mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments, may be affected by the quality of credit extended, prepayments and defaults by borrowers, and changes in market interest rates, and may be more susceptible to interest rate risk (see “— Interest Rate Risk” below) than equity REITs. Hybrid REITs invest in a combination of real property and real property mortgages, and are subject to the risks associated with both equity REITs and mortgage REITs to varying degrees depending on the relative weights of their investment in each category.
By investing in REITs indirectly through the Fund, an investor will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors.

CreditCounterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit/Counterparty Risk.
The value of a debt security depends on the issuer’s credit quality or ability to pay principal and interest when due. The securities in which the Fund may invest may have varying degrees of credit risk and, subject to the Fundamental Investment Restrictions, which, among other things, prohibit the Fund from investing in loans of subprime quality, the Fund is not restricted by any borrower credit criteria or credit risk limitation. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations or if the debt security’s rating is downgraded. The obligations of issuers are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally, such as conditions in the alternative lending market or a decrease in the value of collateral, if any. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.
Unlike other debt instruments that are rated by nationally recognized statistical rating organizations, the alternative lending-related securities in which the Fund invests are typically unrated or rated only by the platform. Issuers may evaluate prospective borrowers by looking to a number of factors, including the borrower’s credit history and/or credit score as reported by one or more third-party credit reporting agencies. The Fund relies on the borrower’s credit information, which is provided by the platforms. However, as described under “— Default Risk,” such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Although the Fund may not invest in loans of subprime quality, certain borrowers may have had credit difficulties in the past. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan.
Not all platforms from which the Fund purchases alternative lending-related securities check borrowers’ credit scores; for those that do, although the Fund conducts diligence on the credit scoring methodology used by such platforms, the Fund typically does not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased by the Fund, and will not independently diligence or confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. As a result, the Fund may make investments based on outdated, inaccurate or incomplete information. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

Platform Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Platform Risk.
As discussed in more detail in “— Default Risk” and “— Risk of Unsecured Loans,” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable or undesirable to commence a legal proceeding against the defaulting borrower.
The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
The Fund relies on the borrower’s credit information, which is provided by the platforms. However, as described under “— Default Risk,” such information may be out of date, incomplete or inaccurate and may, therefore, not accurately reflect the borrower’s actual creditworthiness. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan. Although the Fund conducts diligence on the credit scoring methodology used by platforms from which the Fund purchases alternative lending-related securities, the Fund typically does not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased by the Fund, and does not independently diligence or confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. As a result, the Fund may make investments based on outdated, inaccurate or incomplete information. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.
In certain circumstances, the Fund may be dependent on a platform or loan servicer to value collateral, issue margin calls, close out a loan by liquidating all or a portion of a borrower’s collateral or otherwise administer a loan’s margin requirements. The Fund is subject to the risk that a platform or loan servicer will fail to sufficiently provide such services, in which case a loan to which the Fund has exposure may be adversely impacted. The Fund is also subject to the risk that a platform or loan servicer incorrectly prices collateral, due to factors such as incomplete data, market instability or human error, which may result in the platform or loan servicer being unable to administer a loan’s margin requirements or in the Fund otherwise being undercollateralized. These risks may be heightened in the case of certain forms of collateral, such as digital assets like bitcoin or equity securities issued by operating companies or by exchange-traded funds.
In addition, the underlying loans, in some cases, may be affected by the success of the platforms through which they are facilitated. Therefore, disruptions in the businesses of such platforms may also negatively impact the value of the Fund’s investments. In addition, disruption in the business of a platform (such as the disruption caused by the
COVID-19
pandemic or by the shut-down of certain regional banks in March 2023) could limit or eliminate the ability of the Fund to invest in loans originated or sourced by that platform, and therefore the Fund could lose some or all of the benefit of its diligence effort with respect to that platform. In addition, the alternative lending platforms to which the Fund is exposed substantially reduced the number of loans they originated each month in response to early waves of the
COVID-19
crisis. If this decrease in originations (or a similar decrease caused by a future public health or other crisis) resumes, the Fund could face additional competition for access to platforms and alternative lending-related securities, and could be prevented from deploying capital in a timely or efficient manner. This could force the Fund to invest more of its assets in one or more of its other investment strategies, which may result in decreased diversification of the Fund’s investment returns and/or other lower returns than may otherwise be available through investments in alternative lending-related securities. The Fund may also invest in public or private equity securities of alternative lending platforms or enter into other financial transactions, including derivative transactions, to gain exposure to such investments. The performance of equity instruments issued by a platform or derivatives thereon depends on the success of the platform’s business and operations. As described above, the Fund may also invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans.
Platforms are
for-profit
businesses that, as a general matter, generate revenue by collecting fees on funded loans from borrowers and by assessing a loan servicing fee on investors, which may be a fixed annual amount or a percentage of the loan or amounts collected. This business could be disrupted in multiple ways; for example, a platform could file for bankruptcy or a platform might suffer reputational harm from negative publicity about the platform or alternative lending more generally and the loss of investor confidence in the event that a loan facilitated through the platform is not repaid and the investor loses money on its investment. Many platforms and/or their affiliates have incurred operating losses since their inception and may continue to incur net losses in the future, particularly as their businesses grow and they incur additional operating expenses.
The Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In order to mitigate this risk, the Fund would seek to rely on a backup servicer provided through the platform or through an unaffiliated backup servicer. To the extent that it is not possible to collect on defaulted loans, or to the extent borrowers prepay, a platform that services loans may no longer be able to collect a servicing fee, which would negatively impact its business operations. These or other similar negative events could adversely affect the platforms’ businesses and/or investor participation in a platform’s marketplace and, in turn, the business of the platforms, which creates a risk of loss for the Fund’s investments in securities issued by a platform or derivatives thereon.
Platforms may have a higher risk profile than companies engaged in lines of business with a longer, more established operating history and such investments should be viewed as longer-term investments. Alternative lending is relatively new and alternative lending platforms have relatively limited operating histories. They have met with and will continue to meet with challenges, including navigating evolving regulatory and competitive environments; increasing the number of borrowers and investors utilizing their marketplace; increasing the volume of loans facilitated through their marketplace and transaction fees received for matching borrowers and investors through their marketplace; entering into new markets and introducing new loan products; continuing to revise the marketplace’s proprietary credit decisions and scoring models; continuing to develop, maintain and scale their platforms; effectively maintaining and scaling financial and risk management controls and procedures; maintaining the security of the platform and the confidentiality of the information provided and utilized across the platform; and attracting, integrating and retaining an appropriate number of qualified employees. A platform may enter into various business transactions, including mergers or acquisitions, that could require significant managerial attention, disrupt business and adversely affect its financial results. Platforms are subject to risk of litigation and any such litigation may be costly to defend and distracting to management. If platforms are not successful in addressing these issues, the platforms’ businesses and their results of operations may be harmed, which may reduce the possible available investments for the Fund or negatively impact the value of the Fund’s investments in platforms or in alternative lending-related securities more generally. Platforms that originate loans secured with non-traditional
forms of collateral (e.g., digital assets like bitcoin or equity securities issued by operating companies or by exchange-traded funds) may have a higher risk profile than platforms that originate loans secured with traditional forms of collateral.
Certain platforms may work with banks in order to originate loans to borrowers and may rely on such banks to satisfy certain legal and/or regulatory requirements. If an originating bank suspended, limited or ceased its operations, if the bank’s relationship with the platform were terminated for any reason or if the bank’s ability or willingness to continue to serve this function on the current or equivalent terms were in any way curtailed, the impacted platform would need to negotiate and implement a substantially similar arrangement with another bank, satisfy any regulatory or licensing requirements with respect to the new bank or seek other solutions. There can be no assurances that the platform in this type of situation would not be forced to curtail or suspend its operations. Platforms may have limited or no prior experience with transitioning loan originations to a new funding bank and the process may result in delays in the issuance of loans, a platform’s inability to facilitate loans or other unforeseeable consequences. If a platform is unable to enter in an alternative arrangement with a different funding bank, the platform would need to obtain its own license in order to enable it to originate loans, as well as comply with other laws, which would be costly and time-consuming. In the U.S., this would entail, at minimum, obtaining a license in each state in which the platform operates. Platforms operating in other jurisdictions would be subject to the regulatory requirements of those jurisdictions, which may be burdensome and costly. If a platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide loan products could be materially impaired and its operating results would suffer. The Fund relies on the continued success of the platforms that facilitate the loans in which the Fund invests. If such platforms were impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments, which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.
Platforms may rely on debt facilities and other forms of borrowing in order to finance many of the borrower loans they facilitate. However, these financing sources may become unavailable after their current maturity dates or the terms may become less favorable to the borrowing platforms. As the volume of loans that a platform facilitates increases, the platform may need to expand its borrowing capacity on its existing debt arrangements or may need to seek new sources of capital. The availability of such financing depends on multiple factors, some of which are outside of the platform’s control. Platforms may also default on or breach their existing debt agreements, which could diminish or eliminate their access to funding at all or on terms acceptable to the platforms. Such events could cause the Fund to incur losses on its investments that are dependent upon the performance of the platforms.
As discussed under “— Operational and Technology Risk,” platforms are subject to various risks relating to the extensive use of information technology.
As discussed under “— Regulatory Risk,” platforms may also be forced to defend legal action taken by regulators or governmental bodies. Alternative lending is a new industry operating in an evolving legal environment. Platforms may be subject to risk of litigation alleging violations of law and/or regulations, including, for example, consumer protection laws, whether in the U.S. or in
non-U.S.
jurisdictions. Platforms may be unsuccessful in defending against such lawsuits or other actions and, in addition to the costs incurred in fighting any such actions, platforms may be required to pay money in connection with the judgments, settlements or fines or may be forced to modify the terms of its borrower loans, which could cause the platform to realize a loss or receive a lower return on a loan than originally anticipated. Platforms may also be parties to litigation or other legal action in an attempt to protect or enforce their rights or those of affiliates, including intellectual property rights, and may incur similar costs in connection with any such efforts.
The Fund’s investments in the equity securities of alternative lending platforms, including common stock, preferred stock, warrants or convertible stock, are subject to equity securities risk. Equity securities risk is the risk that the value of equity securities to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types; for example, equity securities of issuers in new or emerging industries may be more susceptible to market conditions and may experience volatility in returns. Equities to which the Fund may be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and, therefore, will be subject to greater risk than debt instruments of such issuers. The prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. The equity securities of smaller, less seasoned companies, such as platforms or their affiliates, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. The Fund invests in unlisted equity securities, which generally involve a higher degree of valuation and performance uncertainty and greater liquidity risk than investments in listed securities. Such issuers tend to be more susceptible to the actions of competitors and market conditions, including general economic downturns; often operate at a financial loss; are more likely to depend on small numbers of key management persons such that the departure of any such persons could have a material adverse impact on the business and prospects of the company; and generally have less predictable operating results. Investments that are unlisted at the time of acquisition may remain unlisted and may, therefore, be difficult to value and/or realize. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Convertible securities are subject to the risks applicable generally to debt securities, including credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities typically would be paid before the company’s common shareholders but after holders of any senior debt obligations of the company.

Risk of SecuritieIssued by Platforms, Their Affiliates or Special Purpose Entities Sponsored by Platforms or Their Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Securities Issued by Platforms, Their Affiliates or Special Purpose Entities Sponsored by Platforms or Their Affiliates.
The Fund’s investments in shares, certificates, notes or other securities issued by a platform, its affiliates or a special purpose entity sponsored by a platform or its affiliates that represent the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans may expose the Fund to the credit risk of the issuer. Generally, such securities are unsecured obligations of the issuer; an issuer that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its obligations to the Fund, even if the payments on the underlying loan or loans continue to be made timely and in full. In addition, when the Fund owns such fractional loans or other securities, the Fund and its custodian generally do not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund is more dependent on the platform and loan servicer for servicing than in the case in which the Fund owns whole loans. Where such interests are secured, the Fund relies on the platform to perfect the Fund’s security interest. In addition, there may be a delay between the time the Fund commits to purchase a security issued by a platform, its affiliate or a special purpose entity sponsored by the platform or its affiliate and the issuance of such security and, during such delay, the funds committed to such an investment will not earn interest on the investment nor will they be available for investment in other alternative lending-related securities, which will reduce the effective rate of return on the investment. The Fund invests primarily in whole loans, and to a lesser extent in securities with exposure to fractional loans or other similar securities.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.
The Fund’s investments in the equity securities of alternative lending platforms or REITs, including common stock, preferred stock, warrants or convertible stock, are subject to equity securities risk. Equity securities risk is the risk that the value of equity securities to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. The prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase. The equity securities of smaller, less seasoned companies, such as platforms or their affiliates, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. The Fund invests in unlisted equity securities, which generally involve a higher degree of valuation and performance uncertainty and greater liquidity risk than investments in listed securities. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Convertible securities are subject to the risks applicable generally to debt securities, including credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. In the event of a liquidation of the issuing company, holders of convertible securities typically would be paid before the company’s common shareholders but after holders of any senior debt obligations of the company.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Servicer Risk.
The Fund’s direct and indirect investments in loans originated or sourced by alternative lending platforms are typically serviced by that platform or a third-party servicer. Loan servicing may entail the assessment and/or collection of payments and fees from borrowers, the allocation and payment of such amounts to investors and the execution of collections processes upon nonpayment of borrower loans, which may include referral of overdue loans to collections personnel or outside collection agencies. Fees charged by a loan servicer reduce the returns on the Fund’s investments.
In the event that the servicer is unable to service the loan, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be recharacterized as a secured loan from the Fund to the platform, as described more fully (with respect to the potential bankruptcy of a platform) under “— Regulatory Risk,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. Servicers may be subject to other risks described herein, including “— Platform Risk.”

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk.
The loan industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process. As a result of ongoing economic and other developments, changes to federal, state or local law or regulation may negatively affect the Fund’s ability to receive payments of interest and repayments of principal on its investments.
The platforms’ failure to comply with the requirements of applicable law may cause, among other things, the platforms to be required to register with or be licensed by governmental authorities and/or the revocation of requisite licenses, the voiding of loan contracts, practice restrictions, impairment of the enforcement of loans or collection of interest, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability in the relevant jurisdiction. The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. Moreover, legal and regulatory requirements and any interpretations of those requirements are subject to periodic changes. Any such change necessitating new significant compliance obligations could have an adverse effect on the platforms’ compliance costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.
In connection with the sale and servicing of the whole loans, fractions of whole loans or pools of whole loans, the platforms typically make representations and warranties to investors, such as the Fund, that the loans were originated and are being serviced in accordance with and in compliance with applicable laws (and in some cases specifically with the laws described herein) in all material respects. Despite these representations and warranties, the Fund cannot guarantee that the platforms have been and will continue to be in compliance with all applicable laws. If those representations and warranties were not correct, the platforms could be required to repurchase the loans or indemnify the Fund for losses, but the Fund cannot be certain that the platform would be required and able to repurchase loans or indemnify the Fund for losses in all such cases.
In addition, regulators, enforcement agencies and courts are increasingly considering the role of non-bank
lenders and secondary market loan purchasers. There is no guarantee that laws and regulations applicable to non-bank
lenders will not change in a manner that adversely affects or restricts the Fund, including the ability of the Fund to acquire loans from platforms, or otherwise restricts or materially increases the cost to the Fund of pursuing potential investment strategies.

Finally, increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Adviser, and may furthermore place the Fund at a competitive disadvantage to the extent that the Adviser or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings, which are likely to be material, including on a cumulative basis over the life of the Fund.
The information below provides additional detail on some of the laws, rules and regulations relevant to the Fund’s investments.
Regulatory Regime in the United States
.
The platforms may be subject to laws including the following in the United States:

•
federal and state laws and regulations related to disclosures to and consents from borrowers and prospective borrowers and loan terms, credit discrimination, credit reporting, debt servicing and collection and unfair, deceptive, abusive or unconscionable business practices;

•
state consumer loan, small loan, loan brokerage, loan servicing, credit services organization and collection agency licensing laws that apply to persons that arrange, broker, facilitate, market, make, own in whole or in part, hold, acquire, purchase, service, collect or otherwise participate in loans covered by such laws;

•	state usury laws and other laws that restrict the amount of interest or fees that may be charged on loans;

•	state disclosure laws and regulations applicable to small business loans, merchant cash advances and other commercial-purpose financings;

•
the
Truth-in-Lending
Act and Regulation Z promulgated thereunder, and similar state laws, which require certain disclosures to borrowers regarding the terms and conditions of their loans and credit transactions;

•
Section 5 of the Federal Trade Commission Act, and similar state laws, which prohibit unfair and deceptive acts or practices in or affecting commerce, and Sections 1031 and 1036 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which prohibit unfair, deceptive or abusive acts or practices in connection with any consumer financial product or service, and the Federal Holder in Due Course Rule (16 CFR 433), which in certain circumstances permits borrowers to assert any claims and defenses that they would have had against a seller of goods or services obtained with the proceeds of a loan against an originator or subsequent purchaser of the loan, and analogous state laws prohibiting unfair, deceptive or unconscionable trade practices;

•
The Credit Practices Rules, which (i) prohibit lenders from using certain contract provisions that the Federal Trade Commission (the “FTC”) has found to be unfair; (ii) requires lenders to advise consumers who co-sign
obligations about their potential liability if the primary obligor fails to pay; and (iii) prohibits certain late charges;

•
the Equal Credit Opportunity Act and Regulation B promulgated thereunder, and similar state statutes, which prohibit creditors from discriminating against credit applicants on the basis of race, color, sex, sexual orientation, gender identity, age, religion, national origin, marital status, the fact that all or part of the applicant’s income derives from any public assistance program or the fact that the applicant has in good faith exercised any right under the federal Consumer Credit Protection Act or any applicable state law;

•
the Fair Credit Reporting Act, as amended by the Fair and Accurate Credit Transactions Act, which promotes the accuracy, fairness and privacy of information in the files of consumer reporting agencies, by regulating the use and reporting of information related to a credit applicant’s credit history and imposing restrictions on the marketing of credit products through prescreened solicitations based on consumer report information, among other things;

•
the Fair Debt Collection Practices Act and similar state debt collection laws, which provide guidelines and limitations on the conduct of third-party debt collectors (and some limitations on creditors collecting their own debts) in connection with the collection of consumer debts;

•
the Gramm-Leach-Bliley Act, which includes limitations on financial institutions’ disclosure of nonpublic personal information about a consumer to nonaffiliated third parties, in certain circumstances requires financial institutions to limit the use and further disclosure of nonpublic personal information by nonaffiliated third parties to whom they disclose such information and requires financial institutions to disclose certain privacy policies and practices with respect to information sharing with affiliated and nonaffiliated entities as well as to safeguard personal customer information, and other federal and state or foreign privacy and data security laws and regulations, including the California Consumer Privacy Act (“CCPA”) and similar state laws of broad applicability;

•
the Telephone Consumer Protection Act, which imposes various consumer consent requirements and other restrictions in connection with telemarketing activity and other communication with consumers by phone, fax or text message, and which provides guidelines designed to safeguard consumer privacy in connection with such communications;

•
the Federal Controlling the Assault of
Non-Solicited
Pornography and Marketing Act of 2003 and the Telemarketing Sales Rule and analogous state laws, which impose various restrictions on marketing conducted using email, telephone, fax or text message;

•	the Bankruptcy Code, which limits the extent to which creditors may seek to enforce debts against parties who have filed for bankruptcy protection;

•
the Servicemembers Civil Relief Act, which allows military members to suspend or postpone certain civil obligations so that the military member can devote his or her full attention to military duties and limits interest rates on certain obligations of servicemembers to 6% per annum;

•	the Military Lending Act, which limits the amount of interest and fees that may be charged on loans made to members of the military and provides for other consumer protections;

•
the Electronic Fund Transfer Act and Regulation E promulgated thereunder, as well as rules of payment networks and the National Automated Clearing House Association, which require separate customer authorization for a loan servicer to use electronic transfers for customer payments and provide disclosure requirements, guidelines and restrictions on the electronic transfer of funds to and from consumers’ bank accounts;

•
the Electronic Signatures in Global and National Commerce Act and similar state laws, particularly the Uniform Electronic Transactions Act, which authorize the creation of legally binding and enforceable agreements utilizing electronic records and signatures and govern the circumstances in which a person may electronically provide disclosures otherwise required to be in writing;

•
the regulations promulgated by the Office of Foreign Assets Control under the U.S. Treasury Department related to the administration and enforcement of sanctions against
non-U.S.
jurisdictions and persons, including Specially Designated Nationals (SDNs), that threaten U.S. foreign policy and national security goals, primarily to prevent targeted jurisdictions and persons from accessing the U.S. financial system;

•	the Bank Secrecy Act, which relates to compliance with anti-money laundering, customer due diligence and record-keeping policies and procedures;

•	the Uniform Consumer Credit Code as it may be adopted in various states, which relates to consumer protections for borrowers

•	federal and state securities laws; and

•	other federal, state and local laws and regulations.

These rules require extensive disclosure to, and consents from, borrowers and prospective borrowers, prohibit various lending practices such as discrimination and may impose multiple qualification and licensing obligations on platform activities.
Moreover, under the Federal Holder in Due Course Rule referred to above, failure to perform or a violation of law by a merchant or service provider could give rise to claims and/or defenses by a borrower, or a group of borrowers, against the Fund, a servicer and certain other parties.
The Consumer Financial Protection Bureau (“CFPB”) has broad authority over the U.S. consumer-focused businesses in which certain platforms engage. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity Act, to supervise and conduct regulatory examinations of banks with more than $10 billion in assets and certain non-banks,
and to enforce federal consumer financial protection laws against market participants, including the platforms. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority. To assist in its enforcement, the CFPB maintains an online complaint system that allows consumers to log complaints with respect to various consumer finance products, including the loans that platforms facilitate. This system could inform future CFPB decisions with respect to its regulatory, enforcement or examination focus. Since March 2016, the CFPB has accepted consumer complaints regarding consumer loans issued by online marketplace platforms, subjecting platforms to the CFPB’s expectation for prompt handling of consumer complaints received through the system and making available to the public non-personalized
information regarding such complaints. Until the CFPB issues a final rulemaking defining which non-bank
larger participants in the consumer lending market will be subject to the CFPB’s supervisory authority, which includes the ability to conduct regulatory examinations, the platforms are only subject to the CFPB’s rulemaking and enforcement authority. In October 2017, the CFPB announced its final rules governing payday, vehicle title, and certain high-cost installment loans. The final rules mandate with respect to loans of 45 days or less or longer-term loans with balloon payments that lenders must take reasonable steps to ensure that prospective borrowers have the ability to repay them. In July 2020, the CFPB issued a final rule to rescind the 2017 rule’s mandatory underwriting requirements (i.e., the ability-to-repay
requirements) and ratify the 2017 rule’s payment provisions that prohibit lenders from making new attempts to debit a borrower’s account after two failed attempts, absent express authorization by the borrower for further withdrawals. The 2017 rule remains subject to pending litigation and enforcement of the remaining provisions of the 2017 rule has been stayed. On June 17, 2024, the U.S. Supreme Court entered a judgement in the case that confirmed the constitutionality of the CFPB’s funding structure, the only issue that had been appealed to the Court. The case was remanded to the Fifth Circuit Court of Appeals for further action. Based on the terms of the lower court’s stay order, staff for the CFPB has expressed the view that the rule should take effect on March 30, 2025.
Following the presidential election of 2020, the leadership of the CFPB changed with the appointment and confirmation of a new director in October 2021. It continues to exercise its supervisory authority and has been active in providing guidance on a variety of issues. The current CFPB leadership has generally taken a more aggressive approach to consumer protection than the previous director, which could have an adverse impact the on platforms and the Fund. Specifically, the CFPB announced in April 2022 its intention to use its authority to supervise any non-bank
that it determines is posing a risk to consumers, and in November 2022, the U.S. Treasury Department issued a report encouraging the CFPB to increase its supervisory activity with respect to larger non-bank
lenders. Since that time, the CFPB has entered into
non-public
agreements with several entities that have agreed to the CFPB’s supervision. It is possible that entities subject to CFPB supervision and examination could include fintech platforms that sell loans to or service loans for the Fund. The impact of such direct supervision by the CFPB is unknown, but could result in additional scrutiny for platforms, which could have an adverse impact on platforms and the Fund.
Actions by the CFPB could result in requirements to alter or cease offering affected loan products and services, making them less attractive and restricting the platforms’ ability to offer them. Actions by the
CFPB or other regulators against the platforms, their originating banks or their competitors that discourage the use of the alternative lending model or suggest to consumers the desirability of other loan products or services could result in reputational harm and a loss of borrowers or investors. The platforms’ compliance costs and litigation exposure could increase materially if the CFPB or other regulators enact new regulations, change existing regulations, modify, through supervision or enforcement, past regulatory guidance or interpret existing regulations in a manner different or stricter than previous interpretations. In addition to the CFPB, the FTC can investigate and enforce certain federal consumer protection statutes as well the prohibition on unfair and deceptive acts or practices under Section 5 of the Federal Trade Commission Act or unfair, deceptive or abusive acts or practices under Sections 1031 and 1036 of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Similarly, state attorneys general have broad powers to investigate and enforce consumer protection statutes, which they have used, and are likely to continue to use, with respect to the activities of certain platforms. Also, the platforms may be subject to regulatory examination or enforcement actions by state authorities, particularly in states where the platforms are licensed. Moreover, platforms that collaborate with a bank to offer loans are subject to the supervisory authority of the bank’s regulator(s).
Different platforms adhere to different business models subject to different regulatory requirements. For example, one platform may operate from a particular state to make loans to small- and mid-sized
businesses across the United States. The platform must comply with that state’s licensing requirements and possible usury limitations, relying on contractual choice of law provisions when lending to borrowers that reside in other states. However, other states could seek to regulate the platform on the basis that loans were made to borrowers located in such other states. Alternatively, plaintiffs or an enforcement agency could assert that the platform’s choice of law was not valid and that the law of the borrower’s state of residency applies to the transaction, particularly if enforcement of the parties’ choice of law is found to be contrary to a fundamental public policy of the borrower’s home state. In either case, loans made in those other states could be subject to the maximum interest rate limits (usury laws), if any, of such jurisdiction, which in turn could limit revenues for the Fund or adversely affect the value of the Fund’s investments. Moreover, it could further subject the platform to such states’ licensing requirements and, potentially, to penalties for having previously conducted business in such states without a license, which could adversely impact the platform or, in some cases, the enforceability of some or all of the terms of loans originated by or through the platform without a license.
Another platform may follow a different model in which some or all loans sourced by the platform are made by a bank. The platform may provide certain services to assist the bank in making the loan, but the loans will be made subject to the bank’s underwriting guidelines, funding for the loans will come from the bank’s own resources and the bank will be the named payee on the loans. As a result, the bank is generally considered to be the “true lender” of the loans originated through the platform. However, if challenged in litigation by a borrower, government enforcement agency or other litigant, a court may instead decide that the platform is the true lender of the loans. Plaintiffs and certain regulators have challenged various bank affiliation and similar arrangements involving a variety of non-bank
partners, often in market segments in which the Fund does not intend to invest, such as payday lending and refund anticipation lending, and recently challenges have been initiated against marketplace lending platforms on similar theories. Currently, litigation is pending in California between a platform and the California Department of Financial Protection and Innovation which could become a bellwether for future true lender cases, for example. Cases raising true lender, usury or licensing questions related to loans made pursuant to arrangements in which platforms affiliated with banks can be expected to arise from time to time and are likely to be dependent on the specific facts and circumstances involved as well as developing judicial interpretations of existing and new laws. Given the fact specific nature of these kinds of cases, courts have recently applied differing interpretations when determining which party is the true lender, with the diverging outcomes of these cases explained in whole or in part by the differing legal standards applied by courts and factual distinctions. The resulting uncertainty may increase the possibility of claims brought against the platforms by borrowers seeking to void their loans or to subject the platforms to increased regulatory scrutiny and enforcement actions. To the extent that the platform or a purchaser of loans is deemed to be the true lender in any jurisdiction instead of the originating bank (whether determined by a regulatory agency at the state or federal level or by a court), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits (usury laws) of such jurisdiction and existing loans may be unenforceable and the platform or purchaser of loans could be subject to additional regulatory requirements in addition to any penalties and fines (including licensing), which could adversely affect the Fund and the value of its investments. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such platforms to alter or terminate their businesses. In such circumstances, there could be a material adverse effect on the Fund’s ability to pursue its investment strategy as well as enforce remedies it may have against the platforms from which it obtained loans.
Many fintech platforms partner with state-chartered banks that rely on federal law, specifically, Section 27 of the Federal Deposit Insurance Act, which allows a state-chartered bank insured by the Federal Deposit Insurance Corporation to charge interest to borrowers on a nationwide basis based on the rates allowed by the state where the bank is located. Section 27 preempts inconsistent state law limitations except for loans that are made in states that opt out from federal exportation authority. Until 2023, Iowa and Puerto Rico were the only jurisdictions to have enacted and maintained opt outs of Section 27, although the effect of such opt outs was unsettled given different interpretations of the opt out right under federal law. In December 2022, the Iowa Attorney General and Department of Banking announced the settlement of an enforcement action against an out-of-state,
state-chartered bank that made loans in Iowa through a bank partnership program. The state asserted that its opt out from Section 27 preemption required the bank to comply with state law when lending to Iowa residents. The state claimed that the bank charged usurious interest on loans to Iowa residents. Without admitting any violation of Iowa law, the bank agreed to an Assurance of Discontinuance under which it would make refunds to Iowa residents for interest collected in excess of the state’s usury ceiling.
In 2023, Colorado enacted legislation purporting to opt out of Section 27, which legislation will take effect on July 1, 2024. The impact of the Colorado legislation is unclear at this time and a group of industry trade associations have filed suit to enjoin enforcement of the law. Although the litigation is pending, the FDIC has submitted an amicus curiae brief supporting Colorado’s position that the opt-out
legislation applies to all loans made to residents of Colorado. To the extent that a state’s opt-out
is effective in preventing
out-of-state,
state-chartered banks from exercising their ability to export the interest rates of their home state when lending to residents of such an opt-out
state, it could limit state-chartered banks that partner with fintech platforms from originating certain loans or result in liabilities for any loans originated in violation of such opt-out
state’s usury ceiling.
Alternative lending platforms may be subject to risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, many alternative lending-related securities (loans, in particular) are written using standardized documentation. Thus, many borrowers may be similarly situated insofar as the provisions of their contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities.
Recent case law raised questions regarding the ability of platforms and loan purchasers to charge the same rate as an originating bank after a loan has been sold to the platform by the originating bank and, in turn, sold to subsequent investors, such as the Fund. In 2015, the U.S. Court of Appeals for the Second Circuit issued a significant decision that interpreted the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank
assignee of loans sourced by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury. Although the decision is binding only in Connecticut, New York and Vermont, it may significantly affect non-bank
assignees of loans, including the loan origination practices of certain participants in the alternative lending-related industry. At a minimum, non-bank
assignees/purchasers of bank loans may face uncertainty regarding their ability to rely upon federal preemption of state usury laws in those three states; in addition, a number of alternative lending platforms purchase loans from state-chartered banks promptly after origination and rely upon federal preemption to exempt the loans from state usury caps. Following the Second Circuit’s decision, there have been a number of lawsuits in other parts of the country making similar allegations. In 2020, the Office of the Comptroller of the Currency (“OCC”) and the Federal Deposit Insurance Corporation separately issued final rules to provide that interest rate applicable to a loan originated by a bank on the date the loan was made remains valid when a loan is transferred or sold. Although attorneys general in several states have initiated litigation to challenge the agencies’ rules, a federal district court upheld the rules in 2022 and the states did not file an appeal. Nonetheless, some uncertainty remains as future litigants could seek to challenge the rules.
In 2020, the OCC issued a final rule to define when a bank is the “true lender” in a transaction, which is of significant relevance to platforms that partner with a national bank. In 2021, Congress passed a resolution under the Congressional Review Act to repeal the OCC’s regulation. Given that the rule was only in place a short time, the Fund cannot predict what impact, if any, its repeal will have on any platforms that partner with a national bank or the loans that such a national bank originates.
In addition to potential legal and regulatory challenges to platforms, several states have initiated enforcement actions or considered new legislation that may challenge the ability of state-chartered banks that partner with platforms to offer loans without a license or at interest rates above a state’s usury ceiling. Although these developments are relatively recent and some of their outcomes are uncertain, they could limit future investment opportunities or revenues for the Fund. Moreover, if a bank were to be found to have originated loans without a license and/or at interest rates not authorized by law, it could adversely impact the enforceability of loans made by such bank, which could adversely affect the Fund.
In addition, numerous other statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of an investor to enforce a loan facilitated through an alternative lending platform. If a platform or related entity were to go into bankruptcy or become the subject of an insolvency proceeding, the platform or related entity may stop performing its services with respect to the loans. Any replacement servicer retained for such services may assess higher fees and/or demand additional, less favorable terms with respect to its obligations. The servicer may also have the power, in connection with a bankruptcy or insolvency proceeding and with the approval of the court or the bankruptcy trustee or similar official, to assign its rights and obligations as servicer to a third party without the consent, and even over the objection, of any affected parties. If the servicer is a debtor in bankruptcy or the subject of an insolvency or similar proceeding, this may limit the ability of affected parties to enforce the obligations of the servicer, to collect any amount owing by the servicer or to terminate and replace the servicer. In addition, the sale of whole loans to the Fund may be found by a bankruptcy court not to have been a true sale, but recharacterized as a secured loan from the Fund to the platform. If such a recharacterization occurs, most platform loan purchase agreements provide that the platform grants a security interest to the Fund in the loans subject to the purchase agreement, but the Fund would incur the resulting uncertainty, costs and delays from having its loans deemed part of the bankruptcy estate of the platform, rather than assets owned outright by the Fund. A bankruptcy court may also reduce the monthly payments due under the related contract or loan and/or change the rate of interest and time of repayment of the indebtedness. Borrowers may delay or suspend making payments on loans because of the uncertainties occasioned by the bankruptcy or similar proceeding to which a platform or its related entities are subject, even if the borrowers have no legal right to do so. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on alternative lending-related securities will increase the potential bankruptcy risk to platforms and its related entities.
The U.S. presidential election of 2020 resulted in a change of administration that resulted in significant changes in leadership among the federal agencies that regulate consumer credit, including the CFPB, FTC, federal banking agencies and the Department of Justice. These agencies have generally adopted a more aggressive posture toward consumer protection issues. The Fund cannot predict whether these agencies will take any action to adopt new regulations, provide guidance or take supervisory or enforcement actions that will adversely or positively impact the marketplace lending industry or require changes to the business models of platforms that may adversely affect the platforms’ businesses. If a change in the laws or the interpretations of current laws were to occur, certain U.S. platforms could be required to either change the manner in which they conduct certain aspects of their operations or halt certain business operations all together, which could have a material adverse effect on the Fund’s ability to pursue its investment strategy. In addition, the outcome of the 2024 U.S. presidential election is uncertain and the Fund cannot predict the results or the impact that personnel or policy changes that may follow from the election will have on the Fund, its investment strategy, and/or its results, regardless of which party wins the election. In addition, certain platforms may have participated in government sponsored lending programs, such as the Paycheck Protection Program administered by the Small Business Administration, that were established in response to the
COVID-19
pandemic. It is unclear whether platforms or other lenders will face enforcement actions or other liabilities as a result of their conduct in participating in such programs.
At any time there may be litigation pending as well as supervisory or enforcement actions taken against banks that issue or originate loans for the platforms. Any such litigation or supervisory or enforcement actions may significantly and adversely impact such banks’ ability to make loans or subject them or the platforms they partner with to fines and penalties, which could consequently have a material adverse effect on the Fund. The platforms could also be forced to comply with the lending laws of all U.S. states, which may not be feasible and could result in platforms ceasing to operate. Any increase in cost or regulatory burden on a platform could have a material adverse effect on the Fund. Specifically, adverse supervisory or enforcement actions by regulatory agencies or rulings by courts in pending and potential future litigation could undermine the basis of platforms’ business models and could result ultimately in a platform or its lender members (investors) being characterized as a lender, which, as a consequence, would mean that additional U.S. consumer protection laws would be applicable to the loans sourced on such platforms, potentially rendering such loans voidable or unenforceable. In addition, a platform or its lender members could be subject to claims by borrowers, as well as enforcement actions by regulators. Even if a platform were not required to cease conducting business with residents of certain states or to change its business practices to comply with applicable laws and regulations, the platform or its lender members could be required to register or obtain and maintain licenses or regulatory approvals in all 50 U.S. states at substantial cost. If a platform were subject to fines, penalties or other regulatory action or ceased to operate, this could have a material adverse effect on the Fund’s ability to pursue its investment strategy.
In addition to laws governing the activities of lenders and servicers, a limited number of states require purchasers of certain loans, primarily consumer loans and mortgage loans, to be licensed or registered in order to own the loans or, in certain states, to collect a rate of interest above a specified rate. The Fund intends to obtain licenses if and where required in order to pursue its investment strategy. To the extent the Fund obtains such licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities that may have an adverse effect on its results or operations. If the Fund were delayed in obtaining, or were unable to obtain, required licenses in certain states, this could limit its ability to invest in loans to borrowers in those states. If the Fund were to be deemed to have acquired loans without first obtaining a required license, the Fund could be subject to penalties, prohibited or restricted in its ability to enforce loans or collect interest, or subject to other damages, which could have a material adverse effect on the Fund, its investment strategy, and/or results.
Because loans are not ordinarily registered with the Commission or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans in which the Fund invests may not be considered “securities” for purposes of the anti-fraud protections of the federal securities laws. In the event certain loans in which the Fund invests are not considered securities, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws. The Fund has been advised by the Staff of the Commission that it is the view of the Commission and its Staff that the purchase of whole loans through alternative lending platforms involves the purchase of “securities” under the 1933 Act, issued by the originating platforms, and that the purchase of whole loans by the Fund involves the purchase of securities.
If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Investment Advisers Act of 1940, their ability to conduct business may be materially adversely affected, and contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable. This could adversely affect the Fund’s ability to pursue its investment strategy and adversely affect the value of the Fund’s shares.
The U.S. federal Fair Debt Collection Practices Act (“FDCPA”) provides guidelines and limitations on the conduct of third-party debt servicers in connection with the collection of consumer debts. In order to ensure compliance with the FDCPA, U.S. platforms often contract with professional third-party debt collection agencies to engage in debt collection activities with respect to consumer debts. The CFPB, the U.S. federal agency responsible for administering the FDCPA, is engaged in comprehensive rulemaking regarding the operation of the FDCPA, which may adversely impact the ability of third-party debt collectors to recover claims from borrowers and may reduce amounts recovered or value of charged-off
debts. Any such changes could have an adverse effect on U.S. platforms and, therefore, on the Fund as an investor through such platforms. The U.S. federal Fair Credit Reporting Act (“FCRA”) regulates consumer credit reporting. Under the FCRA, liability may be imposed on furnishers of data to credit reporting agencies, such as platforms that service loans for the Fund, to the extent that adverse credit information reported is false or inaccurate.
U.S. federal law provides borrower service members on active military service with rights that may delay or impair a platform’s ability to collect on a loan. The Servicemembers Civil Relief Act (“SCRA”) requires that the interest rate on pre-existing
debts, such as service member loans, be set at no more than 6% while the qualified service member or reservist is on active duty. An investor in an alternative lending-related security that is dependent on the performance of such a loan, such as the Fund, will not receive the difference between 6% and the original stated interest rate for the loan during any such period. This law also permits courts to stay proceedings and execution of judgments against service members and reservists on active duty, which may delay recovery on any loans in default and, accordingly, payments on the instruments that are dependent on these loans. If there are any amounts under such a loan still due and owing to the platform after the final maturity of the instrument that corresponds to the loan, a platform may have no further obligation to make payments on the instrument to the Fund, even if the platform later receives payments after the final maturity of the instrument.
Platforms do not take military service into account in assigning loan grades to borrower service member loan requests. In addition, platforms do not request prospective borrowers to confirm if they are a qualified service member or reservists within the meaning of the SCRA as part of the borrower registration process. As a result, the platform may not always be able to ensure compliance with the requirements of the SCRA as well as the Military Lending Act, which, among other things, limits the cost of credit on a covered loan to 36% per year.
In addition, regulatory changes applicable to the collateral securing certain loans to which the Fund may have exposure, particularly non-traditional
forms of collateral (e.g., digital assets like bitcoin), may adversely impact the value of such collateral or a platform’s or loan servicer’s ability to service such loans.
Lender Liability.
A number of judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. If a loan held by the Fund were found to have been made or serviced under circumstances that give rise to lender liability, the borrower’s obligation to repay that loan could be reduced or eliminated or the Fund’s recovery on that loan could be otherwise impaired, which would adversely impact the value of that loan.
In limited cases, courts have subordinated the loans of a senior lender to a borrower to claims of other creditors of the borrower when the senior lender or its agents, such as a loan servicer, is found to have engaged in unfair, inequitable or fraudulent conduct with respect to the other creditors. If a loan held by the Fund were subject to such subordination, it would be junior in right of payment to other indebtedness of the borrower, which could adversely impact the value of that loan.
Regulatory Regime in the United Kingdom.
The Fund may invest in alternative lending-related securities through platforms domiciled in the UK. Such platforms must be authorized and regulated by the Financial Conduct Authority (“FCA”) in order to engage in the regulated activity of “operating an electronic system in relation to lending.”
The FCA imposes regulatory controls for platform operators, including the application of conduct of business rules (in particular, relating to disclosure and promotions), minimum capital requirements, client money protection rules, dispute resolution rules and a requirement for firms to take reasonable steps to ensure existing loans continue to the administered if the firm goes out of business. These regulations and any further new laws and regulations could have a material adverse effect on UK platforms’ businesses and may result in interruption of operations by such platforms or the passing on of the costs of increased regulatory compliance to investors, such as the Fund, in the form of higher origination or servicing fees.
The Fund may invest in loans that constitute regulated credit agreements (consumer credit loans) under the Financial Services and Markets Act 2000 (“FSMA”). Article 60B of the amended Financial Services and Markets Act 2000 (Regulated Activities) Order 2001 (the “RAO”) provides that the activity of entering into a regulated credit agreement as lender or exercising or having the right to exercise the lender’s rights and duties under such credit agreement requires FCA authorization. However, article 60I of the RAO and paragraph 55 of the schedule to the Financial Services and Markets Act 2000 (Exemption Order) 2001 provide exemptions from authorization to persons who acquire rights under a regulated credit agreements (but who do not make any such loans or extend any new credit), provided that the servicer of such loans is appropriately authorized by the FCA and the relevant service agreement complies with the requirements of the relevant exception being relied on.
The Fund is not authorized by the FCA in respect of consumer credit activities. To the extent that it acquires any loans that are regulated credit agreements under FSMA, the Fund will be required to ensure that a person with the appropriate FCA authorization is engaged to service such regulated credit agreements in accordance with the exemptions from authorization under article 60B and paragraph 55 outlined above. If the FCA were to successfully challenge the Fund’s reliance on this exemption, this could adversely affect the Fund’s ability to invest in consumer loans in the United Kingdom or other alternative lending-related securities relating to such consumer loans, and could subject to the Fund to costs that could adversely affect the results of the Fund.
The future regulatory regime in the United Kingdom is currently uncertain as a result of the United Kingdom’s exit from the European Union on January 31, 2020 (“Brexit”). While an agreement governing post-Brexit trade between the United Kingdom and the European Union became effective on January 1, 2021, significant issues, such as market access for financial firms and applicable data protection standards, remain unsettled, and it is unclear what form a permanent arrangement with respect to such issues may take or what impact it would have on the United Kingdom regulatory regime. From January 1, 2021, EU law ceased to apply in the UK. However, many EU laws were assimilated into English law and these assimilated laws will continue to apply until such time as they are repealed, replaced or amended. The United Kingdom government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the European Union laws that currently apply in the United Kingdom. It is impossible to predict the consequences on the Fund and its investments. Such changes could be materially detrimental to investors, including the Fund. Brexit may have a significant impact on the U.K., Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies, which could adversely affect Fund performance. The ultimate effect of these and other social-political or geopolitical issues are not known but could profoundly affect particular economies and markets as well as global economies and markets, which may include companies or assets held or considered for prospective investment by the Fund and could negatively affect the value and liquidity of the Fund’s investments.
Regulatory Regime in Other Jurisdictions
.
The platforms and their investors may face regulation in the other jurisdictions in which the Fund invests. Many other jurisdictions have regulatory regimes in place to authorize or regulate platforms. If any entity operating a platform through which the Fund invests, or any entity that is the lender under a loan agreement facilitated by that platform, were to lose its license or have its license suspended or revoked, the platform might be forced to cease its operations, which could impair the ability of the Fund to pursue its investment strategy by investing in loans originated by that platform, and could disrupt the servicing and administration of loans to which the Fund has exposure through that platform. Any such disruption could impact the quality of debt collection procedures in relation to those loans and could result in reduced returns to the Fund from those investments. In addition, some jurisdictions may regulate the terms of loans issued through a platform or impose additional requirements on investments in such loans, which could impact the value of alternative lending-related securities purchased from a platform operating in such a jurisdiction or the ability of the Fund to pursue its investment strategy by investing in loans originated by such a platform. New or amended laws or regulations could disrupt the business operations of platforms operating in jurisdictions in which the Fund invests and could result in the platforms passing on of increased regulatory compliance costs to investors, such as the Fund, in the form of higher origination or servicing fees.

Privacy and Data Security Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Laws Risk
.
There has been an increase in legislative and regulatory activity related to privacy and data security issues in recent years. GLBA and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws providing consumers with certain rights and requiring safeguards on the privacy and security of consumers’ personally identifiable information. For example, on January 1, 2020, the CCPA took effect and creates obligations on covered companies to, among other things, disclose certain personal information about California residents with those residents, allow those residents to request that certain personal information be deleted, and allow those residents to opt-out
of the sale of their information. This law and its implementing regulations are evolving and subject to interpretation. Similarly, there are a number of legislative proposals related to privacy and data security in the European Union and the United States, at both the federal and state level. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personally identifiable information, and the Fund intends to implement procedures designed to prevent the disclosure of non-public
personally identifiable information to the Fund. However, service providers to the Fund, including the Fund’s custodians and the platforms acting as loan servicers for the Fund, may obtain, hold or process such information. While the Fund has adopted policies and procedures regarding the platforms’ and custodian’s protection and use of non-public
personally identifiable information, the Fund cannot guarantee the security of that data and cannot guarantee that service providers have been and will continue to comply with GLBA, CCPA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA, CCPA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. In addition, given that proposed laws and regulations related to privacy and data security are pending in numerous U.S. states and other jurisdictions, the Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
The Fund generally does not intend to obtain or hold borrowers’
non-public
personal information, and the Fund intends to implement procedures designed to prevent the disclosure of non-public
personal information to the Fund. However, service providers to the Fund, including the Fund’s custodians and the platforms acting as loan servicers for the Fund, may obtain, hold or process such information. While the Fund has adopted policies and procedures regarding the platforms’ and custodian’s protection and use of non-public
personal information, the Fund cannot guarantee the security of that data and cannot guarantee that service providers have been and will continue to comply with GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Securitization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securitization Risk.
The Fund seeks to sell certain whole loans, and may sell other alternative lending-related investments, to special purpose entities, sometimes referred to as securitization vehicles, formed by third parties for the purpose of acquiring alternative lending-related investments and issuing securities. The Fund may increase the volume and frequency of its sales as an active and reliable secondary market continues to develop over time, and a material portion of its performance may be dependent on such sales. If the development of this market were to slow, stop or reverse, it may adversely impact the Fund. In connection with the sale or contribution by the Fund or its Subsidiaries of certain of their alternative lending-related investments to any such special purpose entity, the Fund or its Subsidiaries may be required to make certain representations about the alternative lending-related investments sold or contributed to such special purpose entity. The Fund or its Subsidiaries also may be required to indemnify such special purpose entity, or to repurchase the alternative lending-related investments to which such representations relate, to the extent that any such representation is found to have been inaccurate on the date that it was made. In making such representations, the Fund or applicable Subsidiary may rely upon certain representations and warranties made to the Fund by the platform from which the Fund or such Subsidiary originally acquired the relevant alternative lending-related investment. If the Fund or the applicable Subsidiary relies on any such representations made by a platform, the Fund or such Subsidiary is expected to have a right of indemnification from, or a right to sell the relevant alternative lending-related investment back to, such platform if such representations by such platform are found to have been inaccurate on the date on which they were made. In the event that the Fund or the applicable Subsidiary is required to indemnify, or to repurchase alternative lending-related investments from, a special purpose entity as a result of a representation made by the Fund to such special purpose entity, it is expected that the Fund or such Subsidiary will seek to recoup its losses by exercising its rights to a similar remedy against the platform from which it purchased such alternative lending-related investments. However, it is possible that the Fund or such Subsidiary will not be able to obtain representations from the relevant platform that back up all representations required to be made by the Fund in connection with a securitization, and the Fund may be unable to recoup some or all of such losses through such arrangements.

Risk of Fraud [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Fraud.
The Fund may be subject to the risk of fraudulent activity associated with the various parties involved in alternative lending, including the platforms, issuers, banks, borrowers and third parties handling borrower and investor information. Prospective borrowers may materially misrepresent any of the information they provide to the platforms, including their credit history, the existence or value of purported collateral, the purpose of the loan, their occupation or their employment status. Platforms may not verify all of the information provided by prospective borrowers. As discussed under “— Credit/Counterparty Risk,” the accuracy of a platform’s evaluation of a borrower’s creditworthiness could be significantly impaired if based on flawed information. Except where a platform is required to repurchase loans or securities or indemnify investors, fraud may adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on its investments and, therefore, may negatively impact the Fund’s performance. A platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest, as platforms may be obligated to repurchase loans and/or indemnify investors in the case of fraud and may, therefore, have an incentive to deny or fail to investigate properly a claim of fraud. Furthermore, there can be no guarantee that the resources, technologies or fraud prevention measures implemented by a platform will be sufficient to accurately detect and prevent fraud.
The Fund is also subject to the risk of fraudulent activity by a platform or a backup servicer. In the event that a platform or backup servicer engages in fraudulent activity, the pools of loans originated or sourced by the platform or any loans serviced by the platform or backup servicer may be impaired or may not be of the quality that the Fund anticipated, thereby increasing the risk of default in respect of such loans.

BelowInvestmentGrade Securities and Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below-Investment-Grade Securities and Unrated Securities Risk
.
The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities or mortgage-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization. Although the Fund’s Fundamental Investment Restrictions do not permit the Fund to invest in loans of subprime quality, some unrated securities purchased by the Fund may be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. In addition, the Fund may invest in securities that are rated below investment grade. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below
BBB-
by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” As described under “— Credit/Counterparty Risk,” in evaluating the creditworthiness of borrowers of such unrated investments, the Adviser may rely on the ratings ascribed to such borrowers by the relevant platform. The Adviser may also rely on reports from one or more independent vendors as part of its investment process or may create its own internal risk model for this purpose.
The analysis of the creditworthiness of borrowers may be less reliable than for more traditional borrowings, such as bank loans, and more complex than for issuers of higher-rated investments. The Fund’s ability to achieve its investment objective may, as a result, be more dependent upon the platform’s credit analysis than would be the case if the Fund had exposure to more traditional investments. In addition, such investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default) and liquidity risk. There is a greater risk of loss associated with alternative lending-related securities and the ability of a borrower to make payments is predominantly speculative for below-investment-grade investments or unrated investments judged by the Adviser to have a similar quality. Borrowers may be in default or have a currently identifiable vulnerability to default on their payments of principal and/or interest or other payments or may otherwise present elements of danger with respect to payments of principal or interest. Below-investment-grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below-investment-grade investments will fluctuate and may, therefore, cause the Fund’s value to be more volatile. Certain investments of the Fund may be downgraded to below-investment-grade status (or may be judged by the Adviser to be of comparable quality) after the Fund purchases them.
Pursuant to the Fundamental Investment Restrictions, the Fund may not invest in loans that are of subprime quality at the time of investment.

Prepayments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
.
Borrowers may decide to prepay all or a portion of the remaining principal amount due under a loan at any time, without penalty, unless the underlying loan agreement provides for prepayment penalties. Prepayment reduces the yield to maturity and the average life of a loan or other security. In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment. If the Fund buys a security at a premium, the premium could be lost in the event of a prepayment. In periods of falling interest rates, the rate of prepayments (and price fluctuation) tends to increase as borrowers are incentivized to pay off debt and refinance at new lower rates. Borrowers may also seek to prepay debt obligations in order to refinance at lower interest rates if their credit standing improves such that they are eligible to borrow at a lower interest rate. During such periods, the Fund generally will be forced to reinvest the prepayment proceeds at lower rates of return than the Fund expected to earn on the prepaid assets, provided that the Fund is able to identify suitable reinvestment opportunities, which may adversely impact the Fund’s performance.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk
.
To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. Alternative lending-related securities, which typically are contractually non-transferable,
are not listed on any securities exchange and/or are not registered under the 1933 Act, are illiquid. Although an active, reliable secondary market for alternative lending-related securities generally does not exist, a secondary market for certain alternative lending-related securities is developing. However, there can be no assurance that an active market will develop or that such a market will exist for any particular security. To the extent that there is any secondary market for the Fund’s alternative lending-related securities, it is over-the-counter,
as opposed to exchange-traded, and may, therefore, provide less transparency; such markets may also be smaller and less active than the market for investments that are higher-rated, which may adversely affect the prices at which the Fund can sell its investments and may result in losses to the Fund. At any given time, the Fund’s portfolio is substantially illiquid.
The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Investors, like the Fund, that are acquiring or otherwise gaining exposure to such loans and other related instruments usually must, among other things, hold the loans through maturity in order to recoup their entire investment and during that time will be unable to make additional investments using the capital that is put towards such investments or any proceeds on a potential sale of such investments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. The Fund typically uses a third-party pricing service to value the Fund’s investments in alternative lending-related securities, as market quotations generally are not available. The Fund’s investments may also be fair valued by the Adviser Valuation Committee as described under, and in accordance with the procedures described under, “Determination of Net Asset Value” below. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.

Competition, Rampup and Exposure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition,
Ramp-up
and Exposure Risks
.
The market for alternative lending-related securities is highly competitive and rapidly evolving. The Fund faces competition for access to platforms and alternative lending-related securities, including from other institutional investors; such competitors may have higher risk tolerance, greater financial or other resources and/or other advantages. The competitive pressures the Fund faces may impact the Fund’s ability to make investments consistent with its investment objective. Various platforms also compete with one other as well as with more traditional lenders, including banks with substantially greater financial resources. If the Fund is inhibited from deploying capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than may otherwise be available through alternative lending-related securities.
There can be no assurances as to how long it will take the Fund to invest the net proceeds from additional sales of Fund Shares, and the longer the period the greater the likelihood that the Fund’s performance will be adversely affected. Pending deployment of any incremental net proceeds from Share sales, the Fund generally invests cash held in cash deposits and cash equivalents. The Fund typically limits the sale of its securities based on the Adviser’s assessment of its ability to invest the proceeds in an effective and timely manner.
If the Fund’s access to platforms is limited, whether due to ramp-up,
termination of existing arrangements or failure to secure arrangements with other platforms, its exposure to the risks of the platforms to which the Fund is exposed, as discussed under “— Platform Risk,” and the risks of increased exposure to a potentially more limited pool of portfolio investments, may increase. Moreover, a platform may be unable to sustain its current lending model or may change its underwriting or credit models, borrower acquisition channels, quality of debt collection procedures and/or servicing models in ways that may make such investments unsuitable for the Fund; such changes may occur after the Fund has already made its investments and, as most of the Fund’s alternative lending-related securities are illiquid, the Fund may not be able to divest itself of the instruments at all or at an advantageous time or price. Even if the Fund is exposed to a varied pool of assets, the Fund’s investment focus on alternative lending-related securities will cause the Fund to be subject to greater overall risk than if the Fund’s exposures were less focused, as it is exposed to events affecting the alternative lending-related industry.
Even if the Fund’s alternative lending-related securities are varied as to borrower type, geographic location, loan purpose or other features, they may nevertheless have some similar characteristics and may, therefore, be subject to many of the same risks and/or regulatory regimes and may respond in a similar manner to particular economic, market, political or other developments.

Geographic Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Focus Risk
.
The Fund will seek to build a geographically diverse portfolio, with assets currently focused primarily in the U.S., United Kingdom, Australia and New Zealand. The Fund is not subject to any geographic restrictions when investing and, therefore, could focus its investments in a particular geographic region, whether in the U.S. or abroad. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the Fund’s investments relate to loans owed by borrowers resident or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made
disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s investments in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region.

NonU.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Securities Risk
.
The Fund may invest in the alternative lending-related securities of
non-U.S.
issuers. Such investments may involve risks not ordinarily associated with exposure to alternative lending-related securities of U.S. issuers. The foreign alternative lending industry may be subject to less governmental supervision and regulation than exists in the U.S.; conversely, foreign regulatory regimes applicable to the alternative lending industry may be more complex and more restrictive than those in the U.S., resulting in higher costs associated with such investments, and such regulatory regimes may be subject to interpretation or change without prior notice to investors, such as the Fund.
Non-U.S.
platforms may not be subject to accounting, auditing, and financial reporting standards and practices comparable to those in the U.S. Due to difference in legal systems, there may be difficulty in obtaining or enforcing a court judgment outside the U.S. For example, bankruptcy laws may differ across the jurisdictions in which the Fund may invest, and it may be difficult for the servicer to pursue borrowers who borrow through
non-U.S.
platforms. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund’s investments in
non-U.S.
securities may be subject to risks of increased transaction costs, potential delays in settlement or unfavorable differences between the U.S. economy and foreign economies.
The Fund’s exposure to alternative lending-related securities issued by
non-U.S.
issuers may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. As described further under “— Currency Risk,” fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in alternative lending-related securities of
non-U.S.
issuers. The Fund is unlikely to be able to pass through to its shareholders foreign income tax credits in respect of any foreign income taxes it pays.

Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Securities Risk
.
The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
.
The Fund’s Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated in foreign
(non-U.S.)
currencies and income received by the Fund from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments.

Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that a currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. There can be no assurances or guarantees that any efforts the Fund makes to hedge exposure to foreign exchange rate risks that arise as a result of its investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.
In purchasing or selling local currency to fund trades denominated in that currency, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if the Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

Risk of Investments in Other Pooled Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in Other Pooled Investment Vehicles
.
Investing in another pooled investment vehicle, including securitization vehicles that issue asset-backed securities, including mortgage-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Adviser. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
.
The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer or borrower, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities. These risks may be particularly acute for the Fund, as alternative lending is a new and evolving industry.
Additionally, the Fund’s performance may be negatively impacted by current market factors such as the ongoing conflict between Russia and Ukraine, global supply chain issues, rising energy prices and inflation and other impacts from the
COVID-19
outbreak.

Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility Risk
.
The market value of the alternative lending-related securities to which the Fund has exposure may increase or decrease, sometimes rapidly and unpredictably, based upon changes in an issuer’s financial condition and/or overall market and economic conditions. Because many of the Fund’s investments may be illiquid and/or below investment grade (or unrated, but of a similar quality), the Fund may be subject to increased volatility risk. In addition, the Fund’s use of leverage increases the volatility of the Fund’s value.

Management and Operational Risk CyberSecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk; Cyber-Security Risk
.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times.
Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.
The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses.
The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber-security risks are also present for issuers of securities in which the Fund invests, such issuers’ counterparties or the alternative-lending platforms from which the Fund purchases alternative lending-related securities, which could result in material adverse consequences for such issuers and alternative-lending platforms and could cause the Fund’s investment in such securities to lose value. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.

Alternative Lending Platform Operational and Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative Lending Platform Operational and Technology Risk
.
Alternative lending-related securities are typically originated and/or documented in electronic form and there are ordinarily no tangible written documents evidencing such loans or any payments owed thereon. In addition, the Fund depends on electronic systems maintained by the custodian and the alternative lending platforms or their affiliates or service providers to maintain records, evidence ownership of the Fund’s investments and of the collateral securing certain loans the
Fund may have exposure to, appropriately safeguard such investments and collateral, service and administer such investments and manage collateral, if any. This means the Fund is vulnerable to the risks associated with such electronic systems, including, among others: power loss, computer systems failures and internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.
In addition, alternative lending platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Such software may contain errors or flaws. Some errors may only be discovered after the code has been released for external or internal use. Errors or other design defects within the software on which a platform relies may result in a negative experience for borrowers who use the platform, delay introductions of new features or enhancements, result in errors or compromise the platform’s ability to protect borrower or investor data or its own intellectual property. Any errors, flaws or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the loans or collateral associated with the platform. The electronic systems on which platforms rely may be subject to cyber attacks that could result, among other things, in data breaches, the release of confidential information and lost collateral and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.
In addition, despite any security measures established to safeguard the information in these systems, the highly automated nature of a platform or other service provider involved in the alternative lending process and of the digital nature of certain forms of non-traditional
collateral may make it an attractive target and potentially more vulnerable to cyber attacks, computer viruses, physical or electronic break-ins,
employee error, malfeasance and similar disruptions, which could negatively affect the Fund. If a platform or other service provider were unable to prevent such malicious activity, the breach could compromise the systems and result in the theft, loss or public dissemination of collateral or the information stored therein. As a result, the platform or other service provider or a borrower could suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention, the loss of collateral or reputational damage and the platform’s or other service provider’s ability to fulfill its servicing or other obligations would be adversely affected, which may adversely affect the Fund. Because techniques used to sabotage or obtain unauthorized access to systems change frequently and generally are not recognized until they are launched against a target, the platforms or other service providers may be unable to anticipate these techniques or to implement adequate preventative measures. In addition, certain legal or regulatory provisions may require companies to notify individuals of data security breaches involving their personal data. If security measures are breached because of third-party action, employee error, malfeasance or otherwise, or if design flaws in software are exposed and exploited, relationships with borrowers and investors could be severely damaged. Any failure of the systems technology on which the Fund relies, or other similar issues, could have a material adverse effect on the ability of the Fund to acquire, monitor or otherwise transact in alternative lending-related securities and, therefore, may impact the performance of the Fund.
A platform may rely on data centers or third-party service providers or vendors to deliver its services or maintain custody of certain forms of collateral. Any disruption of the businesses of such third parties, which may be subject to all of the foregoing risks, could similarly impede the platform’s business and operations or could interrupt or delay a platform’s ability to deliver on its obligations. As described in “— Risks Relating to Collateral or Guarantees” above, there are operational risks relating to collateral held by a custodian, which may be the alternative lending platform, a custodial agent and/or the borrower.
These potential risks may cause a decrease in the amount of loans acquired by the platforms, which may directly affect the Fund and its ability to achieve its investment objective. The potential for security breaches may also adversely affect the Fund due to its reputational impact on the platforms and wider effect on the alternative lending industry as a whole. Any of the foregoing failures or disruptions could have a material adverse effect on the performance of the Fund.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
.
The Fund may invest in a variety of derivatives, including futures contracts, forward contracts, swaps and other exchange-traded and over-the-counter
(“OTC”) derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying investment they are designed to track. The Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategies.
Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit/counterparty risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s NAV.
OTC derivatives are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded.
The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest (e.g., futures contracts, forward contracts and swaps) may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Borrowing and Leverage Risk” above.
The Fund’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders. See “Distributions and U.S. Federal Income Tax Matters” below.
The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. In addition, in the event of a counterparty bankruptcy, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract, including the return of any collateral that has been provided to the counterparty.

Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than the Fund and, if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.
The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require a counterparty to post collateral but do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will not receive the collateral the day the collateral is required to be posted. When a counterparty’s obligations are not fully secured by a perfected security interest in collateral, the Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults because it is essentially an unsecured creditor of the counterparty. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
The Fund may invest in derivatives with a limited number of counterparties and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. The Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress.
Rule
18f-4
provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. As required by Rule
18f-4,
the Fund will adopt and implement a derivatives risk management program to govern its use of derivatives and will appoint a derivatives risk manager who conducts periodic reviews of the program prior to relying on Rule
18f-4.
The Fund’s derivatives risk management program will include policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. In accordance with Rule
18f-4,
most investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” are considered to be derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements, which the Fund has elected to treat as derivatives under Rule
18f-4)
will be limited through a
value-at-risk
(“VaR”) test. Rule
18f-4
may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which may adversely affect the value of the Fund’s investments and/or performance of the Fund.
Specific risks involved in the use of certain types of derivatives in which the Fund may invest include:
Futures Risk
.
A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures and in the underlying reference asset positions underlying the futures contract. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved beyond the daily limits for several consecutive days with little or no trading. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract, and the Fund would remain obligated to meet margin requirements until the position is closed. If the Fund were to borrow money to use for trading purposes, the effects of such leverage would be magnified. Cash posted as margin in connection with the Fund’s futures contracts will not be available to the Fund for investment or other purposes. In addition, the Fund’s futures broker may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective. In connection with futures contracts and options on futures contracts, the Fund (directly or through a Subsidiary) typically posts margin directly to the FCM, who is expected typically to rehypothecate the margin to an exchange or clearinghouse. Prior to rehypothecation, such margin may be held by the FCM in commingled accounts with margin from other clients of the FCM. The margin maintained by the FCM is not subject to the regulatory protections provided by bank custody arrangements. If margin is posted to the FCM and rehypothecated, neither the Fund nor the FCM to whom the margin was posted will have custody of the margin. If margin posted by the Fund is not maintained with the Fund’s custodian, the Fund is fully exposed to the fraud and unsecured credit risk of the FCM to whom the margin is posted.
The CFTC and certain exchanges have established (and continue to evaluate and revise) limits, referred to as “position limits,” on the maximum net long or net short positions that any person or entity may hold or control in particular futures and options contracts (and certain related swap positions). Unless an exemption applies, all positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions held by different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified or positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.
Forwards Risk
.
Forward contracts are subject to some of the same risks as futures described above.
However,
forwards are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. Trading in forward contracts is generally unregulated. There is no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and that at which they are prepared to sell. Disruptions can occur in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward trading, to the possible detriment of the Fund.
Swaps Risk
.
The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments typically are not traded on exchanges; under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. For cleared swaps, the Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Fund is not a member of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund holds cleared swaps through accounts at clearing members. In cleared swaps, the Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.

In some ways, cleared swap arrangements are less favorable to funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because margin for cleared swaps positions in excess of a clearinghouse’s margin requirements typically is held by the clearing member. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearinghouses, and it is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.
Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.
Additionally, some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. As a general matter, under such requirements, the Fund’s transactions are subject to variation margin requirements and, depending on the aggregate notional value of bilateral derivatives entered into by the Fund, initial margin requirements may apply in the near future. Such requirements could increase the amount of margin the Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements or otherwise limiting liquidity or increasing transaction costs. Certain aspects of these regulations are still being implemented, so their potential impact on the Fund and the financial system is not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.
Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
.
By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered as investment companies under the 1940 Act and are not subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or such Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Short Sale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sale Risk
.
Short sales are transactions in which the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset in anticipation of purchasing the same asset at the market price on a later date to close out the short position. The Fund may incur a loss if the market price of the asset underlying the short sale increases between the date of the short sale and the date on which the Fund must replace the borrowed asset or otherwise close out the transaction and such loss may exceed the initial investment. Under adverse market conditions, the Fund may have difficulty purchasing an asset to meet its short sale delivery obligations, and may have to sell portfolio assets to raise sufficient capital to fulfill its short sale obligations at a disadvantageous time. Entering into short sales where the Fund does not own the underlying asset creates a form of investment leverage, which can magnify the Fund’s exposure to changes in the value of the asset. Because the Fund may enter into short sales with respect to assets that it does not already own, the loss to the Fund from a short sale is theoretically unlimited, as the potential increase in the market price of the asset is unlimited. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short sales position at an advantageous time or price. To the extent that the Fund enters into short sales for hedging purposes, there can be no guarantee that the investment will be effective; any lack of correlation between the assets used in the short position and the exposure the Fund sought to hedge could result in losses.

Small and Mid Capitalization Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and
Mid-Capitalization
Investing Risk
.
The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization
companies, recently organized companies and derivative instruments related to those securities. For example, the Fund may invest in equity or debt securities of companies in or related to the alternative lending industry or may gain exposure to the borrowings of such issuers facilitated through an alternative lending platform. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies. Many of the risks that apply to small capitalization companies apply equally to mid-capitalization
companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. The equity securities of alternative lending platforms or other issuers in this industry that are small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Fund or entities in which the Fund obtains exposure may be required to dispose of such securities or remain in a short position over a longer (and potentially less favorable) period of time than is required to dispose of or close out of a short position with respect to the securities of larger, more established companies. Investments in equity or debt instruments issued by small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as, if applicable, lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
.
The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as ordinary income.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
.
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund.” In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally are funded from available cash or sales of portfolio securities, which are substantially illiquid. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. In compliance with its procedures, the Fund, to the extent possible, holds at least 5% of net assets in cash or other liquid assets at all times in order to meet its repurchase obligations. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. Although the Fund’s investments are illiquid and the secondary market for its investments is limited, the Fund believes that it would be able to find willing buyers for investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. Because the Fund employs investment leverage, repurchases of Shares compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline (as defined below) and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover
.
A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes profits or gains when it sells investments, it generally must pay those profits or gains to shareholders, increasing its taxable distributions, which generally are taxable as ordinary income to shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Temporary Defensive and Interim Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive and Interim Investments
.
For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or
non-U.S.
government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
.
The Fund’s Declaration of Trust, together with any amendments thereto, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
.
The values of the Fund’s investments in income-producing alternative lending-related securities (such as whole loans, other debt instruments, preferred securities and convertible securities) and debt securities issued by REITs change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates; floating rate loans can also decrease in value if their interest rates do not rise as quickly or as much as market interest rates. Conversely, variable rate instruments generally will not increase in value if interest rates decline. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument may be extended, increasing the potential for loss.
Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions and market developments), and debt securities may be difficult to value during such periods. Over the past decade, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. To the extent the U.S. Federal Reserve raises interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for debt securities, overall economic activity, the financial condition of borrowers, the supply of alternative lending-related securities and on the management of the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		ONE VANDERBILT AVENUE
Entity Address, Address Line Two		65TH FLOOR
Entity Address, City or Town		NEW YORK
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		STONE RIDGE TRUST V
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to the Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares of Beneficial Interest
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			37,940,206

[1]	Reflects interest expenses paid on borrowings and the Fund’s use of leverage in the form of reverse repurchase agreements. “Interest Payments on Borrowed Funds” are based on actual amounts incurred during the Fund’s prior fiscal year and are annualized.
[2]	Distribution and/or Services Fees include a 0.05% fee paid pursuant to a distribution and servicing plan adopted by the Fund, a 0.05% fee paid pursuant to a services agreement between the Fund and the Adviser and 0.02% of intermediary fees borne by the Fund. See “Intermediary and Servicing Arrangements.”
[3]	The Fund is responsible for its operating expenses, including its organization expenses, which are expensed as incurred and are subject to the expense limitation agreement described below. Notwithstanding the foregoing, from January 28, 2025 through March 18, 2026, the Adviser has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, to 2.30% of the average daily net assets of the Fund. The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.
[4]	The Fund commenced operations on May 23, 2016.
[5]	Represents value of total assets less all liabilities not represented by senior securities at the end of the period divided by senior security principal outstanding at the end of the period.